Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

PERFORMANCE PLUS (NPP)
MUNICIPAL ADVANTAGE (NMA)
MARKET OPPORTUNITY (NMO)

ANNUAL REPORT/OCTOBER 31, 1996

Photographic image of couple walking on beach.

Photographic image of financial adviser reviewing financial statements/plans with older couple.

Tax-informed investing
An important part of any successful investment program is gauging how well your investments have performed and measuring your progress toward your long-term goals.

Taxes dramatically alter the relative returns of the five asset classes shown at right.


Graph showing after-tax returns, 1976-1996.
Municipals        8.26
Treasuries        5.62
Corporates        6.11
Stocks           10.51
Treasury Bills    3.87


Traditionally, the most common way to measure performance has been to compare pre-tax rates of return for different investments across similar time periods. The rationale behind this method is that each investor is taxed at a different rate, making pre-tax comparisons the seemingly logical way to ensure you are comparing apples to apples.

  This, however, is precisely the rationale that can make a pre-tax performance assessment misleading. When returns are presented on a pre-tax basis, you may lose sight of the major impact taxes can have on your earnings, and fail to get the complete picture of your progress toward your investment goals. At Nuveen, we've built our reputation help ing investors realize that it's not what you earn, it's what you keep.

TAX-INFORMED INVESTING: THE KEY
TO MEASURING LONG-TERM RESULTS

The true measure of an investment is its performance on an after-tax basis. Analyzing after-tax returns gains added significance when you realize that the taxes you pay can never be regained. Once that money is "lost," it can't be put to work through compounding, earning additional dollars for you.

  To better illustrate the ways that taxes can affect the amount you keep versus the amount you earn, Nuveen Research recently studied 20 years of investment returns, both pre-tax and after-tax, to determine the impact of taxes on various asset classes. We were particularly interested in the results for municipal bonds, an asset class that is commonly excluded from the top performance rankings when only pre-tax returns are considered.

MEASURING WHAT YOU KEEP

The study showed that, once the impact of taxes was figured into the equation, municipal bonds offered a distinct advantage over other fixed income investments. Over the study period, municipal bonds outperformed both corporate and Treasury bonds (see accompanying tables), as high tax rates and the loss of compounding income took their toll on corporate and Treasury results.

  As investors are well aware, performance over the long term--and the purchasing power of their earnings--can be eroded by inflation as well as taxes. The study showed that, over the past 20 years, only municipal bonds and stocks provided significant after-tax gains over the Consumer Price Index, the most recognized measure of inflation.

ABOUT THE STUDY

The study, "Measuring What You Keep: Historical After-Tax Returns," compared pre-tax and after-tax total returns over the past 20 years for five asset classes: municipal bonds, Treasury bonds, Treasury bills, corporate bonds, and large company stocks. Returns for each asset class were represented by the returns on commonly used market indexes compiled by Lehman Brothers and Ibbotson Associates.

  A hypothetical investment of $100,000 was made in each of these asset classes at the beginning of 1976, with all dividends and interest reinvested through the end of 1995. In addition, the after-tax proceeds of an assumed annual 20% turnover rate were reinvested. The study assumed that taxes were paid annually at the applicable federal income tax rates for an investor earning the equivalent of $100,000 in 1995. Of course, this hypothetical investment performance neither reflects past performance nor predicts future results of any Nuveen investment.

INCORPORATING TAX-INFORMED
INVESTING IN YOUR PORTFOLIO

The Nuveen study confirms what many investors have known for years: that municipal bonds can play a critical role in the long-term financial strategies of tax-informed investors.

Balancing short-term and long-term investments

Combining shorter- and longer-term tax-free investments may help you manage cumulative risk in your portfolio while still capturing the potential for attractive overall rates. Shorter-term investments can help reduce the current volatility of your portfolio and provide a source of investable funds to take advantage of additional investment opportunities as they arise. Longer-term leveraged exchange-traded funds have provided attractive yields and offer trading flexibility that allows quick and easy portfolio adjustments.

Dividend reinvestment

Studies indicate that weathering market cycles by maintaining an investment plan with long-term goals can help shield investors in the event of a declining market. The purchase of additional shares on a regular schedule, such as through dividend reinvestment, is another strategy for navigating market changes. Dividend reinvestment is an easy and convenient way to set aside dollars on a regular basis, helping you take advantage of dollar-cost averaging while gaining the benefits of tax-free compounding.

CONSISTENT AFTER-TAX PERFORMANCE

For the long-term investor, performance--even after the impact of taxes and inflation--is the true meas ure of an investment's merit. While most investors choose municipal bonds for their tax-free income advantage, the positive news about their after-tax returns reinforces their potential value as part of a tax-informed investment strategy designed to meet long-term objectives. Understanding the impact of taxes can mean that you keep more of what you earn, and municipal bonds can help you do just that.

Only municipals and equities generated signif icant increases in purchasing power over the twenty-year period, with after-tax and inflation-adjusted returns in excess of 2.75% annually.


         ANNUAL AFTER-TAX REAL RETURNS, 1976-1995

  PERIOD          MUNICIPALS     TREASURIES        CORPORATES       STOCKS        BILLS

  1976-1985         .69%         -3.32%             -2.14%           2.75%       -2.67%
  1986-1995        5.15           4.21               3.91            7.31         0.13
  1976-1995        2.88%          0.37%              0.84%           5.02%       -1.30%


Photographic image of couple walking on beach.

                  CONTENTS

  6  Municipal market perspective
  7  Dear shareholder
  9  Answering your questions
 13  Fund performance
 15  Commonly used terms
 17  Shareholder meeting report
 18  Portfolio of investments
 41  Statement of net assets
 42  Statement of operations
 43  Statement of changes in net assets
 45  Notes to financial statements
 52  Financial highlights
 56  Report of independent auditors
 57  Nuveen Exchange-Traded Funds
     dividend reinvestment program

Municipal
market perspective

Over the past year the bond market has been relatively stable compared with recent years, despite some fluctuations. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, 1996 ended the year about where it began, rebounding from a mid-year decline. Following a strong start, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets alternatively with enthusiasm, then uncertainty. In the third quarter, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. Throughout the year, the municipal market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past five years, giving every indication of being well under control. At the same time, the economy continues to moderate, as evidenced by the lack of price pressure at the consumer and producer levels, steady employment statistics, low labor costs, and a stable money supply.

Photographic image of head shot of Chairman and Chief Executive Officer of Nuveen.

"Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

Dear shareholder

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen exchange-traded funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. We continue to focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this focus will contribute to many more years of investment success for our fund shareholders.

  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the exchange-traded funds covered in this report demonstrates the ability of quality investments to provide extremely attractive tax-free income. As of October 31, 1996, the current annual yields on share price for these funds ranged from 6.66% to 6.81%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 10.41% on taxable alternatives. Without question, taxable yields at this level on investments of comparable quality can be difficult to obtain in today's markets.

  The net asset values of these funds declined slightly over the 12 months ended October 31, reflecting the mid-1996 uncertainty that drove prices lower and yields higher. Yet returns remained attractive. For the funds covered in this report, total returns, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 6.15% to 6.37%, equivalent to taxable investments with total returns of 10.00% to 10.28%. As concerns about the effects of a potential flat tax evaporated and the Federal Reserve continued to stand firm on interest rates, confidence in the bond market was restored in November following the fiscal year ends of these funds.

  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen the flexibility to meet expanded investor needs for capital preservation, current income, and future growth.

  In November, we introduced the Nuveen Growth and Income Stock Fund, the first of three Nuveen equity-based mutual funds designed to provide a high-quality complement to our current municipal bond funds. These new funds will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago that shares Nuveen's values and investment management style. Tailor-made to address the needs of many Nuveen investors, these funds can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In another move that will increase the range of investment solutions for investors, Nuveen is acquiring Flagship Resources, Inc., a fixed income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. In January 1997, the tax-exempt mutual fund activities of Flagship and Nuveen will be merged, resulting in more than 40 municipal funds, the broadest selection available in the U.S.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
December 16, 1996

Photographic image of montage of letters received by Nuveen.

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, discusses the current environment in the municipal market and aspects of Nuveen's management approach

Did the November elections have any impact on the municipal market?

No. While both the stock and bond markets have enjoyed post-election rallies, the markets had substantially anticipated the outcome of the elections, that is, the re-election of a Democratic President and the continued Republican majority in Congress. Maintaining the status quo of the past four years should have little effect on the municipal market.

What is the current mood of the municipal market?

The overall tone of the municipal market today is very positive. Over the past year, we have seen municipals perform well in comparison to Treasuries.
Adding to the general optimism is the fact that the election has ended all talk of a flat tax for now, eliminating one source of uncertainty regarding municipal value. Based on these factors, we expect market sentiment to stay on the positive side in the coming months.

Are there areas of the market that look especially attractive?

Regionally, the Midwest has turned in strong performance over the past year. This is due to the fact that the economies of Illinois, Michigan, and Ohio have done very well recently, with bonds from issuers in these states benefiting from price appreciation relative to the market.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market

Do the Nuveen funds currently hold many bonds from Midwestern issuers?

Historically, Nuveen's national funds have always been slightly overweighted in bonds from Midwestern issuers. Two main reasons account for this:
     o Because interest from Illinois-issued municipal bonds generally is not deductible when calculating state taxes, these bonds often provide more attractive yields and prices than bonds from other states. Therefore, at certain times, we tend to hold more bonds from this Midwestern state.
     o Because of our long history in Chicago, we are particularly well acquainted with credits in this part of the country.

  We believe that much of the recent relative price appreciation opportunity in Midwest bonds may have been realized, with many of these bonds now reaching what we would consider full value.

Does the portfolio management approach differ between older and newer Nuveen funds?

While all of our funds are managed using the same philosophy and approach to security selection and portfolio construction, each fund has a unique history and set of circumstances that create different opportunities. Adding to this diversity is the fact that each portfolio manager has an individual style. These differences manifest themselves in slight variations. For example, one manager might identify more frequent opportunities to change portfolio holdings over the course of a year, while another manager might choose to buy more of a certain issue or sell at a different time.

  However, all of our portfolio managers use the same fundamental value approach in the search for bonds that we believe are positioned to outperform their peers. This means that we generally focus on the same types of credits and same time horizons, and we try to maintain the same geographical and sector diversification. Our management approach involves a team atmosphere, even though each manager is overseeing separate portfolios.

Can you comment on the overall credit quality of the Nuveen funds?

Over the course of 1996, the market has seen more upgrades than downgrades in bond credit ratings, and our portfolios generally reflect this overall market trend. As opportunity allowed, Nuveen portfolio managers maintained or upgraded bonds in their portfolios to increase value and extend call protection.

What is the status of bond calls in Nuveen's older portfolios?

Our funds--especially the older state and national funds--have been dealing with the issue of bond calls and pre-refundings for years. Although this has put pressure on dividends, all of our funds have performed very well through this period. Generally, we don't expect bond calls and pre-refundings to play as major a role over the next few years as they have recently. While some of our funds still have pre-refunded and current call risk, others have restructured their portfolios and have virtually no call exposure.


NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
NPP

Dividends of NPP have been consistently at an attractive level despite modest reductions in February and August. Dividends are adjusted periodically to reflect the current earnings of the portfolio.


12 MONTH DIVIDEND HISTORY

Date      Monthly Dividends  Supplemental Dividends    Capital Gains

11/13/95     $0.0900
12/13/95     $0.0900
01/10/96     $0.0900
02/13/96     $0.0865
03/13/96     $0.0865
04/11/96     $0.0865
05/13/96     $0.0865
06/12/96     $0.0865
07/11/96     $0.0865
08/13/96     $0.0840
09/11/96     $0.0840
10/10/96     $0.0840

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.66%
   Taxable-equivalent yield                  10.41%
   Annual total return on NAV                 6.15%
   Taxable-equivalent total return           10.12%
   Share price                              $15.125
   NAV                                       $15.07

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


NUVEEN MUNICIPAL ADVANTAGE FUND, INC.
NMA

Dividends of NMA have been consistently at an attractive level despite modest reductions in February and August. Dividends are adjusted periodically to reflect the current earnings of the portfolio.


12 MONTH DIVIDEND HISTORY

Date      Monthly Dividends  Supplemental Dividends    Capital Gains

11/13/95     $0.0900
12/13/95     $0.0900
01/10/96     $0.0900
02/13/96     $0.0870
03/13/96     $0.0870
04/11/96     $0.0870
05/13/96     $0.0870
06/12/96     $0.0870
07/11/96     $0.0870
08/13/96     $0.0855
09/11/96     $0.0855
10/10/96     $0.0855

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.78%
   Taxable-equivalent yield                  10.59%
   Annual total return on NAV                 6.37%
   Taxable-equivalent total return           10.28%
   Share price                              $15.125
   NAV                                       $15.48

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NMO

Dividends of NMO have been consistently at an attractive level despite a modest reduction in February. Dividends are adjusted periodically to reflect the current earnings of the portfolio.


12 MONTH DIVIDEND HISTORY

Date      Monthly Dividends  Supplemental Dividends    Capital Gains

11/13/95     $0.0900
12/13/95     $0.0900
01/10/96     $0.0900
02/13/96     $0.0865
03/13/96     $0.0865
04/11/96     $0.0865
05/13/96     $0.0865
06/12/96     $0.0865
07/11/96     $0.0865
08/13/96     $0.0865
09/11/96     $0.0865
10/10/96     $0.0865

   FUND HIGHLIGHTS 10/31/96
   Yield                                      6.81%
   Taxable-equivalent yield                  10.64%
   Annual total return on NAV                 6.15%
   Taxable-equivalent total return           10.00%
   Share price                               $15.25
   NAV                                       $15.66

The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, October 31, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 1996. Any future repurchases will be reported to shareholders in the next annual or semiannual report.


SHAREHOLDER MEETING REPORT

On July 24, 1996, the following Nuveen Exchange-Traded Funds held an Annual
Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Anthony T. Dean, Anne E. Impellizzeri, and Peter R. Sawers.


                                                      NPP             NMA             NMO
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                                          51,371,018      37,550,427      39,565,281
      Abstain                                         618,632         462,967         428,830
                                                   ----------      ----------      ----------
        Total                                      51,989,650      38,013,394      39,994,111
                                                   ==========      ==========      ==========

   Anthony T. Dean
      For                                          51,370,035      37,553,128      39,583,019
      Abstain                                         619,615         460,266         411,092
                                                   ----------      ----------      ----------
        Total                                      51,989,650      38,013,394      39,994,111
                                                   ==========      ==========      ==========

   Anne E. Impellizzeri
      For                                          51,371,273      37,552,928      39,565,312
      Abstain                                         618,377         460,466         428,799
                                                   ----------      ----------      ----------
        Total                                      51,989,650      38,013,394      39,994,111
                                                   ==========      ==========      ==========

   Peter R. Sawers
      For                                          51,366,553      37,550,324      39,560,540
      Abstain                                         623,097         463,070         433,571
                                                   ----------      ----------      ----------
        Total                                      51,989,650      38,013,394      39,994,111
                                                   ==========      ==========      ==========

   APPROVAL TO UPDATE TERMS
   OF MUNIPREFERRED WAS
   REACHED AS FOLLOWS:
      For                                          32,431,129      22,496,944           N/A
      Against                                         660,804         590,197           N/A
      Abstain                                       2,078,019       1,659,440           N/A
                                                   ----------      ----------      ----------
        Total                                      35,169,952      24,746,581           N/A
                                                   ==========      ==========      ==========

   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                                          50,970,776      37,379,013      39,422,665
      Against                                         251,315         168,717         165,819
      Abstain                                         767,559         465,664         405,627
                                                   ----------      ----------      ----------
        Total                                      51,989,650      38,013,394      39,994,111
                                                   ==========      ==========      ==========


PORTFOLIO OF INVESTMENTS
NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC. (NPP)


  PRINCIPAL                                                                                     RAT-         OPT. CALL      MARKET
     AMOUNT    DESCRIPTION                                                                     INGS*      PROVISIONS**      VALUE


               ALABAMA - 0.6%
$ 3,445,000    Alabama Housing Finance Authority, Single Family Mortgage Revenue
                Bonds (GNMA Collateralized Home Mortgage Revenue Bond Program),
                1988 Series A., 8.000%, 10/01/20                                                 AAA      10/98 at 102   $ 3,626,310
  3,700,000    Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds,
                Series 1994, 6.750%, 8/15/17                                                     Aaa       8/05 at 100     4,079,509
------------------------------------------------------------------------------------------------------------------------------------
               ALASKA - 0.4%
  1,735,000    Alaska Housing Finance Corporation, Insured Mortgage Program Bonds,
                1990 First Series, 7.800%, 12/01/30                                              Aa1      12/00 at 102     1,765,206
  3,830,000    Alaska Housing Finance Corporation, Collateralized Bonds, 1989 First
                Series (Veterans Mortgage Program), 7.450%, 12/01/29                             Aaa       6/00 at 102     3,955,930
------------------------------------------------------------------------------------------------------------------------------------
               ARIZONA - 0.5%
  5,665,000    Yuma Regional Medical Center on behalf of Hospital District No. 1 of
                Yuma County, Arizona, Hospital Revenue Improvement and Refunding
                Bond (Yuma Regional Medical Center Project), Series 1992,
                8.000%, 8/01/17                                                                    A   8/02 at 101 1/2     6,442,068
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 1.6%
 19,275,000    Arkansas Development Finance Authority, Single Family Mortgage Revenue
                Bonds, Series 1988A, GNMA Collateralized, 8.400%, 8/01/20
                (Alternative Minimum Tax)                                                        AAA       8/98 at 102    20,082,044
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 11.3%
 24,000,000    Department of Veterans Affairs of the State of California, Home Purchase
                Revenue Bonds, 1988 Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)           Aa       8/98 at 102    25,068,240
 11,900,000    State Public Works Board of the State of California, Lease Revenue Bonds
                (The Trustees of The California State University), 1990 Series A
                (California State University Library Projects), 6.250%, 9/01/16                    A       9/00 at 102    12,210,947
 13,820,000    City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda
                University Medical Center Project), Series 1990-B, 7.000%, 12/01/22
                (Pre-refunded to 12/01/00)                                                       Aaa      12/00 at 102    15,410,544
 24,265,000    Department of Water and Power of The City of Los Angeles, California,
                Electric Plant Refunding Revenue Bonds, Second Issue of 1993,
                4.750%, 11/15/19                                                                  Aa      11/03 at 102    20,924,195
  3,335,000    Department of Water and Power of The City of Los Angeles, Electric Plant
                Refunding Revenue Bonds, Issue of 1994, 4.750%, 8/15/13                          Aaa       8/03 at 102     3,006,936
 13,450,000    Ontario Redevelopment Financing Authority (San Bernardino County,
                California), 1995 Revenue Refunding Bonds (Ontario Redevelopment
                Project No. 1), 7.200%, 8/01/17                                                  Aaa      No Opt. Call    16,418,953
 20,420,000    Community Redevelopment Agency of the City of Palmdale, Residential
                Mortgage Revenue Refunding Bonds, 1991 Series A, 7.150%, 2/01/10                 AAA      No Opt. Call    22,789,333
  2,325,000    Community Redevelopment Agency of the City of Palmdale, Restructured
                Single Family Mortgage Revenue Bonds, Series 1986D, 8.000%, 4/01/16              Aaa      No Opt. Call     2,863,726
  7,500,000    Sacramento Municipal Utility District (California), Electric Revenue
                Refunding Bonds, 1993 Series G, 4.750%, 9/01/21                                  Aaa       9/03 at 100     6,500,925
  8,140,000    San Bernardino Joint Powers Financing Authority, Lease Revenue Bonds
                (State of California Department of Transportation Lease), 1995 Series A,
                5.500%, 12/01/20                                                              Con(A)      12/05 at 102     7,768,979
 10,000,000    San Bernardino County, California, Certificates of Participation, Series 1995
                (Medical Center Financing Project), 5.500%, 8/01/15                              Aaa       8/05 at 102     9,798,700
  4,650,000    Southern California Public Power Authority (a public entity organized under the laws of the State of California), (Palo Verde Project), Power
                Project Revenue Bonds, 1993 Refunding Series A, 5.000%, 7/01/15                   A1       7/03 at 102     4,276,094
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 3.2%
  5,000,000    Castle Rock Ranch Public Improvements Authority, Public Facilities
                Revenue Bonds, Series 1996, 6.250%, 12/01/17                                   AA(p)      12/15 at 100     5,255,750
 11,920,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1990A, 8.000%, 11/15/25 (Alternative Minimum Tax)                         Baa      11/00 at 102    13,405,828


  PRINCIPAL                                                                                      RAT-         OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*      PROVISIONS**      VALUE

               COLORADO (CONTINUED)
               City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991A:
$ 6,470,000     8.750%, 11/15/23 (Alternative Minimum Tax)                                       Baa      11/01 at 102   $ 7,660,351
  3,595,000     8.000%, 11/15/25 (Alternative Minimum Tax)                                       Baa      11/01 at 100     4,035,244
  4,720,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991D, 7.000%, 11/15/25 (Alternative Minimum Tax)                         Baa      11/01 at 100     4,956,944
  5,000,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992B, 7.250%, 11/15/23 (Alternative Minimum Tax)                         Baa      11/02 at 102     5,389,100
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 3.8%
 10,445,000    Florida Housing Finance Agency, GNMA Collateralized Home Ownership
                Mortgage Revenue Bonds, 1988 Series G1 Bonds, 8.300%, 6/01/20
                (Alternative Minimum Tax)                                                        Aaa      12/98 at 103    10,899,358
 10,000,000    State of Florida, Full Faith and Credit, State Board of Education, Capital
                Outlay Bonds, 1996 Series A, 4.750%, 1/01/16                                     Aaa       1/06 at 101     9,024,400
 25,935,000    City of St. Petersburg Health Facilities Authority (Florida), Allegany
                Health System Revenue Bonds (St. Mary's Hospital, Inc.), Series 1985 B,
                7.750%, 12/01/15 (Pre-refunded to 12/01/99)                                      Aaa      12/99 at 102    28,990,662
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 3.7%
 26,575,000    Municipal Electric Authority of Georgia, General Power Revenue Bonds,
                1987A Series, 8.375%, 1/01/20                                                      A       1/97 at 102    27,279,769
  9,000,000    George L. Smith II Georgia World Congress Center Authority, Revenue
                Bonds (Domed Stadium Project), Series 1990, 7.875%, 7/01/20
                (Alternative Minimum Tax)                                                        AA-       7/00 at 102     9,893,340
 10,000,000    Development Authority of Monroe County (Georgia), Pollution Control
                Revenue Bonds (Georgia Power Company Plant Scherer Project), Second
                Series 1994, 6.750%, 10/01/24                                                     A1      10/99 at 102    10,438,400
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 6.0%
 10,600,000    Illinois Development Financed Authority, Revenue and Refunding Bonds,
                Series 1990A (Columbus-Cuneo-Cabrini Medical Center),
                8.500%, 2/01/15 (Pre-refunded to 2/01/00)                                        Baa       2/00 at 102    12,047,536
 6,555,000     Illinois Development Finance Authority, Multi-Family Housing Revenue
                Bonds, Series 1992 (Town and Garden Apartments Project),
                7.800%, 3/01/06 (Alternative Minimum Tax)                                       BBB+       3/02 at 102     6,923,850
  5,960,000    Illinois Development Finance Authority, Multi-Family Housing Revenue
                Bonds, Series 1992 (Town and Garden Apartments Project),
                7.200%, 9/01/08 (Alternative Minimum Tax)                                       BBB+       3/02 at 102     6,192,500
 10,000,000    Illinois Educational Facilities Authority, Adjustable Demand Revenue
                Bonds, The University of Chicago, Series 1985, Conversion To AFixed
                Interest Rate, 5.700%, 12/01/25                                                  Aa1      12/03 at 102     9,716,200
               Illinois Health Facilities Authority, Revenue Bonds, Series 1989B
                (Northwestern Memorial Hospital):
  5,380,000     7.200%, 8/15/07 (Pre-refunded to 8/15/99)                                        Aaa       8/99 at 102     5,877,273
  4,620,000     7.200%, 8/15/07                                                                   Aa       8/99 at 102     4,960,956
 12,910,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1994A
                (Northwestern Memorial Hospital), 6.000%, 8/15/24                                 Aa       8/04 at 102    13,037,034
  2,000,000    City of Chicago, Cook County, Illinois, General Obligation Bonds, Project
                and Refunded Series 1987B, 9.250%, 1/01/13 (Pre-refunded to 7/01/97)               A       7/97 at 102     2,109,240
  5,800,000    City of Chicago, Illinois, Gas Supply Revenue Bonds, 1990 Series A (The
                Peoples Gas Light and Coke Company Project), 8.100%, 5/01/20
                (Alternative Minimum Tax)                                                        AA-       5/00 at 102     6,425,356
  9,865,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility
                Revenue Bonds (United Air Lines, Inc. Project), Series 1984C,
                8.200%, 5/01/18                                                                 Baa2       5/99 at 103    10,726,806


  PRINCIPAL                                                                                     RAT-          OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*      PROVISIONS**      VALUE

               INDIANA - 2.2%
$ 5,250,000    Indiana Bond Bank, State Revolving Fund Program Bonds, Series 1994A
                Guarantee Revenue Bonds, 6.000%, 2/01/16                                           A       2/04 at 102   $ 5,346,338
  5,805,000    Indiana State Office Building Commission, Capital Complex Revenue
                Bonds, Series 1987 (State Office Building II Facility), 8.500%, 7/01/04
                (Pre-refunded to 7/01/97)                                                        Aaa       7/97 at 102     6,098,617
  5,000,000    The Indianapolis Local Public Improvement Bond Bank, Series 1988 D
                Bonds, 8.500%, 2/01/18 (Pre-refunded to 2/01/98)                                 N/R       2/98 at 102     5,360,450
  5,000,000    Fort Wayne South Side School Building Corporation, First Mortgage
                Bonds, Series 1994, Allen County, Indiana, 6.125%, 1/15/12                       Aaa       1/04 at 102     5,206,400
  5,730,000    Michigan City School Building Corporation, First Mortgage Bonds, Series
                1994 A, LaPorte and Porter Counties, Indiana, 6.125%, 12/15/09                   Aaa      12/04 at 102     6,052,542
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 1.4%
 16,855,000    Iowa Finance Authority, Single Family Mortgage Revenue Bonds, 1988
                Issue B (GNMA Mortgage-Backed Securities Program), 8.250%, 5/01/20
                (Alternative Minimum Tax)                                                        Aaa      11/98 at 102    17,675,164
------------------------------------------------------------------------------------------------------------------------------------
               KANSAS - 0.2%
  1,945,000    Sedgwick County, Kansas, Shawnee County, Kansas and Leavenworth
                County, Kansas, GNMA Collateralized Mortgage Revenue Bonds,
                1989 Series A, 7.875%, 12/01/21 (Alternative Minimum Tax)                        Aaa       6/99 at 103     2,069,422
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 0.9%
 10,000,000    County of Carroll, Kentucky, Collateralized Pollution Control Revenue
                Bonds (Kentucky Utilities Company Project), 1992 Series A,
                7.450%, 9/15/16                                                                  Aa2       9/02 at 102    11,423,500
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 2.1%
  6,075,000    East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), Series
                1988F, 7.875%, 12/01/21 (Alternative Minimum Tax)                                Aaa      12/00 at 103     6,433,607
  7,220,000    Parish of Jefferson Home Mortgage Authority (Louisiana), GNMA
                Collateralized Single Family Mortgage Revenue Bonds, Series 1989A,
                7.875%, 12/01/21 (Alternative Minimum Tax)                                       Aaa      12/00 at 103     7,646,197
  5,630,000    New Orleans Housing Development Corporation, Multi-Family Housing
                Revenue Refunding Bonds, Series 1990A (Curran Place Apartments/
                Fannie Mae Collateralized), 7.700%, 8/01/23                                      AAA       6/03 at 100     6,042,735
  6,500,000    City of Shreveport, State of Louisiana, Water and Sewer Revenue Bonds,
                1986 Series A, 5.950%, 12/01/14                                                  Aaa      12/03 at 103     6,659,315
------------------------------------------------------------------------------------------------------------------------------------
               MAINE - 0.8%
 11,000,000    Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A,
                5.700%, 11/15/26                                                                 AA-       2/04 at 102    10,661,750
------------------------------------------------------------------------------------------------------------------------------------
               MARYLAND - 1.2%
  7,475,000    Housing Opportunities Commission of Montgomery County (Montgomery
                County, Maryland), Multi-Family Housing Revenue Bonds, 1994
                Series A, 6.250%, 7/01/28                                                         Aa       7/04 at 102     7,676,003
  7,090,000    City of Takoma Park, Maryland, Hospital Facilities Refunding and
                Improvement Revenue Bonds (Washington Adventist Hospital), Series
                1995, 6.500%, 9/01/12                                                            Aaa      No Opt. Call     7,852,317
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 7.1%
  7,375,000    Massachusetts Bay Transportation Authority, General Transportation
                System Bonds, 1988 Series A, 7.750%, 3/01/12 (Pre-refunded to 3/01/98)           Aaa       3/98 at 102     7,875,910
 14,375,000    Massachusetts Bay Transportation Authority, General Transportation
                System Bonds, 1990 Series B, 7.875%, 3/01/21 (Pre-refunded to 3/01/01)           Aaa       3/01 at 102    16,526,075
  4,000,000    Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, Baystate Medical Center Issue, Series C, 7.500%, 7/01/20
                (Pre-refunded to 7/01/99)                                                         A+       7/99 at 102     4,366,440


  PRINCIPAL                                                                                      RAT-          OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*      PROVISIONS**     VALUE

               MASSACHUSETTS (CONTINUED)

$10,000,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                New England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25            Aaa       7/02 at 102  $ 10,837,700
  4,475,000    Massachusetts Housing Finance Agency, Multi-Family Residential
                Development Bonds, 1989 Series A (Fannie Mae Collateralized),
                7.650%, 2/01/28 (Alternative Minimum Tax)                                        Aaa       8/99 at 102     4,702,509
 12,940,000    Massachusetts Housing Finance Agency, Single Family Housing Revenue
                Bonds, Series 7, 8.400%, 12/01/16 (Alternative Minimum Tax)                       Aa       6/98 at 102    13,494,867
               Massachusetts Municipal Wholesale Electric Company, Power Supply
                System Revenue Bonds, 1987 Series A:
 12,210,000     8.750%, 7/01/18 (Pre-refunded to 7/01/97)                                        Aaa       7/97 at 102    12,848,705
    525,000     8.750%, 7/01/18                                                                 BBB+       7/97 at 102       610,610
  8,000,000    Massachusetts Water Resources Authority, General Revenue Bonds, 1990
                Series A, 7.500%, 4/01/16 (Pre-refunded to 4/01/00)                              Aaa       4/00 at 102     8,929,520
 10,065,000    City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital
                (FHA Insured Mortgage), Series A, 7.625%, 2/15/21 (Pre-refunded
                to 8/15/00)                                                                      Aaa       8/00 at 102    11,346,778
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 0.4%
  4,430,000    Grand Rapids Housing Corporation, Multi-Family Revenue Refunding
                Bonds, Series 1992 (FHA Insured Mortgage Loan-Section 8 Assisted
                Elderly Project), 7.375%, 7/15/41                                                AAA       1/04 at 104     4,845,357
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 4.3%
 15,340,000    The Dakota County Housing and Redevelopment Authority, Single
                Family Mortgage Revenue Bonds (Fannie Mae Mortgage-Backed
                Securities Program), Series 1994A, 6.900%, 10/01/27 (Alternative
                Minimum Tax)                                                                     AAA       4/04 at 102    16,140,901
 21,845,000    The Housing and Redevelopment Authority of the City of Saint Paul,
                Minnesota, Sales Tax Revenue Refunding Bonds (Civic Center Project),
                Series 1996, 7.100%, 11/01/23                                                    Aaa      11/15 at 103    26,053,221
               Housing and Redevelopment Authority of the City of Saint Paul,
                Minnesota, Single Family Mortgage Revenue Refunding Bonds (Middle
                Income Program, Phase II - FNMA Mortgage-Backed Securities
                Program), Series 1995:
  2,685,000     6.400%, 3/01/21                                                                  Aaa       3/05 at 102     2,781,177
 10,000,000     6.800%, 3/01/28                                                                  Aaa 3/05 at 102 19/32    10,690,100
------------------------------------------------------------------------------------------------------------------------------------
               MISSOURI - 0.8%
  9,470,000    Missouri Housing Development Commission, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), 1988
                Series A, 8.300%, 5/01/19 (Alternative Minimum Tax)                              AAA       5/98 at 102     9,861,300
------------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 1.1%
 13,785,000    Nebraska Investment Finance Authority, Single Family Mortgage Revenue
                Bonds, 1988 Series 1, 8.125%, 8/15/38 (Alternative Minimum Tax)                  Aaa       8/98 at 102    14,467,495
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA - 2.3%
 10,505,000    State of Nevada, General Obligation (Limited Tax), Bonds (Nevada
                Municipal Bond Bank Project No. 52), Series July 1, 1996A,
                6.000%, 5/15/21                                                                   Aa       5/06 at 101    10,672,765
               City of Las Vegas Downtown Redevelopment Agency, Tax Increment
                Revenue Bonds (City of Las Vegas Downtown Redevelopment
                Project), Series 1986A (Las Vegas, Nevada), (1989
                Remarketing):
  1,440,000     7.900%, 6/01/06 (Pre-refunded to 6/01/98)                                         A-       6/98 at 102     1,547,410
  2,440,000     7.900%, 6/01/06                                                                   A-       6/98 at 102     2,607,848
  8,285,000     7.900%, 6/01/09 (Pre-refunded to 6/01/98)                                         A-       6/98 at 102     8,902,978
  5,100,000    Washoe County, Nevada, Hospital Revenue Bonds (Washoe Medical
                Center, Inc. Project), Series 1989A, 7.600%, 6/01/19 (Pre-refunded
                to 6/01/99)                                                                        A       6/99 at 102     5,568,129


  PRINCIPAL                                                                                       RAT-        OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*      PROVISIONS**     VALUE

               NEW HAMPSHIRE - 0.3%
$ 3,070,000    The Industrial Development Authority of the State of New Hampshire,
                Pollution Control Revenue Bonds (The United Illuminating Company
                Project-1989 Series A), 8.000%, 12/01/14 (Alternative Minimum Tax)              BBB-      12/99 at 103   $ 3,273,480
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 12.4%
  4,350,000    Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990A, 7.700%, 5/15/12
                (Pre-refunded to 5/15/00)                                                        Aaa       5/00 at 102     4,895,534
  4,000,000    Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990B, 6.000%, 5/15/17            Baa1       5/00 at 100     3,928,120
 25,205,000    New York State Medical Care Facilities Finance Agency, Hospital Insured
                Mortgage Revenue Bonds, 1987 Series A Refunding, 8.000%, 2/15/25
                (Pre-refunded to 8/15/97)                                                        Aaa       8/97 at 102    26,504,822
  4,000,000    New York State Medical Care Facilities Finance Agency, St. Luke's-
                Roosevelt Hospital Center FHA-Insured Mortgage Revenue Bonds,
                1989 Series A, 7.375%, 2/15/19                                                    AA       2/00 at 102     4,248,880
 14,750,000    New York State Medical Care Facilities Finance Agency, Mental Health
                Services Facilities Improvement Revenue Bonds, 1993 Series F
                Refunding, 5.375%, 2/15/14                                                       Aaa       2/04 at 102    14,336,410
 15,000,000    New York State Urban Development Corporation, Correctional Facilities
                Revenue Bonds, Series G, 7.250%, 1/01/14 (Pre-refunded to 1/01/00)               Aaa       1/00 at 102    16,555,200
  9,295,000    Municipal Assistance Corporation for the City of New York, New York
                Series 67 Bonds, 7.625%, 7/01/08                                                  Aa       7/99 at 102    10,177,839
               The City of New York, General Obligation Bonds, Fiscal 1987 Series D:
  4,150,000     8.500%, 8/01/08 (Pre-refunded to 8/01/97)                                        Aaa       8/97 at 102     4,372,316
    850,000     8.500%, 8/01/08                                                                 Baa1       8/97 at 102       894,175
               The City of New York, General Obligation Bonds, 1992 Series C:
  7,560,000     6.625%, 8/01/14 (Pre-refunded to 8/01/02)                                        Aaa   8/02 at 101 1/2     8,432,726
    440,000     6.625%, 8/01/14                                                                  Aaa   8/02 at 101 1/2       480,621
 12,500,000    The City of New York, General Obligation Bonds, Fiscal 1997 Series A,
                Fixed Rate Tax-Exempt Bonds, 7.000%, 8/01/05                                    Baa1      No Opt. Call    13,687,000
 16,295,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series F,
                5.750%, 2/01/15                                                                 Baa1   2/06 at 101 1/2    15,575,739
 11,530,000    New York City Municipal Water Finance Authority, New York, Water and
                Sewer System Revenue Bonds, Fiscal 1989 Series A, 7.625%, 6/15/16
                (Pre-refunded to 6/15/97)                                                        Aaa   6/97 at 101 1/2    11,977,133
  8,350,000    New York City, New York, Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1987 Series B, 8.250%, 6/15/16
                (Pre-refunded to 6/15/97)                                                        Aaa       6/97 at 102     8,745,540
  6,500,000    New York City Municipal WaterFinance Authority (New York), Water and
                Sewer System Revenue Bonds, Fiscal 1990 Series A, 7.250%, 6/15/11
                (Pre-refunded to 6/15/99)                                                          A   6/99 at 101 1/2     7,064,590
 10,000,000    New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal 1996 Series B, 5.750%, 6/15/26                      Aaa       6/06 at 101     9,992,200
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 2.9%
  8,125,000    North Carolina Eastern Municipal Power Agency, Power System Revenue
                Bonds, Refunding Series 1987 A, 7.250%, 1/01/21                                 Baa1       1/97 at 102     8,300,094
 17,960,000    North Carolina Eastern Municipal Power Agency, Power System Revenue
                Bonds, Refunding Series 1988 A, 8.000%, 1/01/21 (Pre-refunded
                to 1/01/98)                                                                      Aaa       1/98 at 102    19,127,400
  9,250,000    North Carolina Municipal Power Agency Number 1, Catawba Electric
                Revenue Refunding Bonds, Series 1988, 7.000%, 1/01/16                              A       1/98 at 102     9,630,360
------------------------------------------------------------------------------------------------------------------------------------
               OHIO - 1.0%
  8,445,000    Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 1989 Series A,
                7.650%, 3/01/29 (Alternative Minimum Tax)                                        AAA       9/99 at 102     8,947,900


  PRINCIPAL                                                                                      RAT-         OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*      PROVISIONS**     VALUE

               OHIO (CONTINUED)
$ 1,160,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1989A, 8.250%, 11/15/04
                (Alternative Minimum Tax)                                                        N/R      11/99 at 102   $ 1,200,890
    665,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1989C, 8.250%, 11/15/99
                (Alternative Minimum Tax)                                                        N/R      No Opt. Call       695,982
    965,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1989E, 8.375%, 5/15/05
                (Alternative Minimum Tax)                                                        N/R       5/00 at 102     1,006,929
  1,505,000    Toledo-Lucas County Port Authority, Development Revenue Bonds
                (Northwest Ohio Bond Fund), Series 1989F, 8.375%, 11/15/04
                (Alternative Minimum Tax)                                                        N/R      11/99 at 102     1,562,009
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 1.2%
  9,850,000    Oklahoma Industries Authority, Health Facilities Revenue Bonds (Sisters
                of Mercy Health System, St. Louis, Inc.), Series 1989 A, 7.500%, 6/01/18
                (Pre-refunded to 6/01/99)                                                        Aaa       6/99 at 102    10,803,874
  4,475,000    The Comanche County Hospital Authority (Lawton, Oklahoma), Hospital
                Revenue Bonds, Series 1989, 8.050%, 7/01/16 (Pre-refunded to 7/01/99)            AAA       7/99 at 102     4,976,066
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 0.5%
  5,390,000    Pennsylvania Higher Educational Facilities Authority (Commonwealth
                of Pennsylvania), Revenue Bonds (Thomas Jefferson University-Jefferson
                Park Hospital), 1990 Series, 7.750%, 11/01/15                                     A+      11/00 at 102     6,126,705
------------------------------------------------------------------------------------------------------------------------------------
               RHODEISLAND - 0.8%
 10,000,000    Rhode Island Housing and Mortgage Finance Corporation, Series 3-B
                Bonds, 8.050%, 4/01/22 (Alternative Minimum Tax)                                 AA+      10/00 at 102    10,525,800
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 1.9%
 15,735,000    South Carolina State Housing Finance and Development Authority,
                Homeownership Mortgage Purchase Bonds, 1988 Series A,
                8.600%, 7/01/19 (Alternative Minimum Tax)                                         Aa       7/98 at 102    16,186,752
  8,000,000    Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                Bonds, 1986 Refunding Series A, 7.250%, 1/01/22                                 Baa1   1/97 at 101 1/2     8,165,120
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA - 0.4%
               South Dakota Health and Educational Facilities Authority,
                Revenue Bonds, Series 1989 (Sioux Valley Hospital Issue):
  4,630,000     7.625%, 11/01/13 (Pre-refunded to 11/01/98)                                       Aa      11/98 at 102     5,026,374
    370,000     7.625%, 11/01/13                                                                  Aa      11/98 at 102       400,721
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE - 0.8%
  2,550,000    Tennessee Housing Development Agency, Homeownership Program
                Bonds, Issue G, 7.650%, 7/01/06                                                   Aa       7/03 at 100     2,706,290
  7,300,000    The Health, Educational and Housing Facility Board of the City of
                Memphis, Tennessee, Multifamily Mortgage Revenue Refunding Bonds
                (Riverdale Plaza Apartments Project),Series 1993, 6.350%, 7/20/28                AAA       1/03 at 103     7,472,864
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 10.6%
  9,570,000    State of Texas, Veterans' Bonds, Series 1985, General Obligation Bonds,
                8.300%, 12/01/16 (Pre-refunded to 12/01/99)                                      AAA      12/99 at 100    10,670,263
 11,800,000    City of Austin, Texas, Combined Utility Systems Revenue Refunding
                Bonds, Series 1992, 5.750%, 11/15/16                                             Aaa      11/02 at 100    11,832,450
  1,080,000    Bexar County Housing Finance Corporation, Texas, Single Family
                Mortgage Revenue Bonds, Series 1984, 10.875%, 3/01/10                              A       3/97 at 101     1,098,770
 25,000,000    Brazos River Authority (Texas), Collateralized Revenue Refunding Bonds
                (Houston Lighting and Power Company Project), Series 1989A,
                7.625%, 5/01/19                                                                   A2       7/99 at 102    27,156,750


  PRINCIPAL                                                                                     RAT-         OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                     INGS*      PROVISIONS**      VALUE

               TEXAS (CONTINUED)
$20,000,000    Dallas-Fort Worth International Airport Facility Improvement
                Corporation, American Airlines, Inc. Revenue Bonds, Series 1990,
                7.500%, 11/01/25 (Alternative MinimumTax)                                       Baa2      11/00 at 102  $ 21,300,400
  6,730,000    Fort Worth Housing Finance Corporation, Home Mortgage Revenue
                Refunding Bonds, Series 1991A, 8.500%, 10/01/11                                   Aa      10/01 at 103     7,360,938
  4,250,000    Harris County Health Facilities Development Corporation, Hospital
                Revenue Bonds (Texas Children's Hospital Project), Series 1989A,
                7.000%, 10/01/19 (Pre-refunded to 10/01/99)                                      Aaa      10/99 at 102     4,635,688
    720,000    Hidalgo County Housing Finance Corporation, Single Family Mortgage
                Revenue Bonds (GNMA and FNMA Collateralized),Series 1994A,
                6.750%, 10/01/15 (Alternative Minimum Tax)                                       Aaa       4/04 at 102       741,672
 25,200,000    Matagorda County Navigation District Number One (Texas), Collateralized
                Revenue Refunding Bonds (Houston Lighting andPower Company
                Project), Series 1989C, 7.125%, 7/01/19                                          Aaa       7/99 at 102    27,326,880
 13,740,000    McAllen Health Facilities Development Corporation (Texas), Health
                Facilities Revenue Bonds (Sisters of Mercy Health System, St.Louis, Inc.),
                Series 1989 A, 7.250%, 6/01/15 (Pre-refunded to 6/01/99)                         Aaa       6/99 at 102    14,969,730
  9,000,000    City of San Antonio, Texas, Electric and Gas Systems Revenue Improvement
                Bonds, New Series 1988, 8.000%, 2/01/16 (Pre-refunded to 2/01/98)                Aaa       2/98 at 102     9,612,900
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 1.1%
 13,500,000    Intermountain Power Agency (Utah), Power Supply Revenue Bonds,
                Series 1987B, 7.200%, 7/01/19                                                     Aa       7/97 at 102    14,027,310
------------------------------------------------------------------------------------------------------------------------------------
               VERMONT - 0.9%
 11,000,000    Vermont Housing Finance Agency, Single Family Housing Bonds, Series 5,
                7.000%, 11/01/27 (Alternative Minimum Tax)                                        A1      11/04 at 102    11,581,570
------------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 0.9%
 10,865,000    Fairfax County Water Authority (Virginia), Water Revenue Bonds,Series
                1989, 7.250%, 1/01/27 (Pre-refunded to 1/01/00)                                  Aaa       1/00 at 102    11,991,483
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 5.8%
 16,000,000    Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17                           Aaa       7/03 at 102    15,741,120
               Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1989A:
 22,305,000     7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                        Aaa       7/99 at 102    24,502,482
 17,985,000     7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                        Aa1       7/99 at 102    19,775,946
  7,500,000     6.000%, 7/01/17                                                                  Aa1       7/99 at 100     7,477,275
  4,095,000    Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1994A, 5.000%, 7/01/09                           Aaa       7/04 at 102     3,891,724
  4,000,000    Washington Public Power Supply System, Nuclear Project No. 3,
                Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18                           Aa1       7/03 at 102     3,848,160
------------------------------------------------------------------------------------------------------------------------------------
$1,188,230,000 Total Investments - (cost $1,186,884,711) - 97.4%                                                       1,257,664,654
==============----------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.3%
$   1,500,000  Charleston County Pollution Control (Massey), Variable Rate Demand
                Bonds, 3.600%, 1/01/07+                                                          AAA                       1,500,000
  3,000,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility
                Revenue Bonds (American Airlines, Inc. Project), Series 1983B, Variable
                Rate Demand Bonds, 3.650%, 12/01/17+                                             P-1                       3,000,000
------------------------------------------------------------------------------------------------------------------------------------
$   4,500,000  Total Temporary Investments - 0.3%                                                                          4,500,000
=============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.3%                                                                       28,470,022
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $1,290,634,676
====================================================================================================================================

                                                                                     NUMBER OF      MARKET      MARKET
                            STANDARD & POOR'S                     MOODY'S           SECURITIES       VALUE     PERCENT
  SUMMARY OF                              AAA                         Aaa               65     $  686,504,665    54%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               26        252,737,447    20
  PORTFOLIO OF                             A+                          A1                5         36,789,209     3
  INVESTMENTS                           A, A-                   A, A2, A3               14        124,734,176    10
  (EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               18        147,072,897    12
  TEMPORARY                         Non-Rated                   Non-Rated                5          9,826,260     1
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                133     $1,257,664,654   100%
====================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(p) Rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
NUVEEN MUNICIPAL ADVANTAGE FUND, INC. (NMA)


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*    PROVISIONS**     VALUE


               ALASKA - 0.4%
$ 3,700,000    Alaska Housing Finance Corporation, General Housing Purpose Bonds,
                1992 Series A, 6.600%, 12/01/23 (Pre-refunded to 12/01/02)                         Aa     12/02 at 102   $ 4,119,839
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 11.2%
  4,000,000    California Health Facilities Financing Authority, Insured Health Facility
                Revenue Bonds (Catholic Healthcare West), 1989 Series A,
                7.000%, 7/01/20 (Pre-refunded to 7/01/99)                                         Aaa      7/99 at 102     4,354,800
  4,500,000    California Health Facilities Financing Authority, Insured Health Facilities
                Revenue Bonds (ValleyCare Hospital Corporation), 1989 Series A,
                7.000%, 5/01/20                                                                     A      5/00 at 102     4,808,250
 24,260,000    State Public Works Board of the State of California, Lease Revenue
                Refunding Bonds (The Regents of the University of California), 1993
                Series A (Various University of California Projects), 5.500%, 6/01/21              A1      6/03 at 102    22,962,575
  7,535,000    County of Contra Costa, California, 1989 Home Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), 7.750%, 5/01/22
                (Alternative Minimum Tax)                                                         Aaa     No Opt. Call     9,183,507
 12,455,000    Department of Water and Power of The City of Los Angeles, California,
                Electric Plant Refunding Revenue Bonds, Second Issue of 1993,
                4.750%, 11/15/19                                                                   Aa     11/03 at 102    10,740,196
 10,000,000    Department of Water and Power of The City of Los Angeles, Water Works
                Refunding Revenue Bonds, Issue of 1992, 6.400%, 5/15/28                            Aa      5/01 at 102    10,478,300
  4,420,000    Northern California Power Agency, Hydroelectric Project Number One,
                Revenue Bonds, Refunding Series E, 7.150%, 7/01/24                                  A      7/98 at 102     4,643,033
 14,490,000    Palm Desert Financing Authority, Tax Allocation Revenue Bonds, (Project
                Area No. 2), 1992 Series A, 6.125%, 8/01/22                                       Aaa      8/02 at 102    14,911,079
  5,000,000    Community Redevelopment Agency of the City of Palmdale, California,
                Residential Mortgage Revenue Refunding Bonds, Series 1991-B,
                7.375%, 2/01/12                                                                   AAA     No Opt. Call     5,734,350
  5,000,000    Community Redevelopment Agency of the City of Palmdale, Restructured
                Single Family Mortgage Revenue Bonds, Series 1986A (Escrowed to
                Maturity), 8.000%, 3/01/16 (Alternative Minimum Tax)                              Aaa     No Opt. Call     6,522,350
  9,315,000    City of Perris, California, Single Family Mortgage Revenue Bonds (GNMA
                Mortgage-Backed Securities), 1989 Series A, 7.600%, 1/01/23
                (Alternative Minimum Tax)                                                         Aaa     No Opt. Call    11,864,236
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.1%
  9,380,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1990A, 8.500%, 11/15/23 (Alternative Minimum Tax)                          Baa     11/00 at 102    10,748,542
------------------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 0.7%
  6,765,000    District of Columbia Housing Finance Agency, Collateralized Single
                Family Mortgage Revenue Bonds, Series 1988F-1, 6.375%, 6/01/26
                (Alternative Minimum Tax)                                                         AAA      6/04 at 103     6,896,444
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 2.3%
  5,000,000    Dade County (Florida) Educational Facilities Authority, Revenue Bonds,
                Series 1990 (St. Thomas University Issue), 7.650%, 1/01/14
                (Pre-refunded to 1/01/00)                                                         AA-      1/00 at 102     5,580,150
  5,410,000    Dade County Health Facilities Authority, Hospital Revenue Bonds (South
                Shore Hospital and Medical Center-FHA Insured Mortgage), Series
                1989A, 7.600%, 8/01/24                                                             A+      8/00 at 102     5,893,925
 10,990,000    City of Tampa, Florida, Allegany Health System Revenue Bonds, St. Mary's
                Hospital, Inc. Issue, Series 1993, 5.125%, 12/01/23                               Aaa     12/03 at 102    10,045,190
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 1.3%
 11,310,000    Municipal Electric Authority of Georgia, Power Revenue Bonds, Series O,
                8.125%, 1/01/17                                                                     A      1/98 at 102    12,021,399


  PRINCIPAL                                                                                        RAT-         OPT. CALL   MARKET
     AMOUNT    DESCRIPTION                                                                        INGS*     PROVISIONS**     VALUE

               ILLINOIS - 9.6%
$10,750,000    Illinois Development Finance Authority, Revenue and Refunding Bonds,
                Series 1990A (Columbus-Cuneo-Cabrini Medical Center),
                8.500%, 2/01/15 (Pre-refunded to 2/01/00)                                         Baa      2/00 at 102  $ 12,218,020
 11,625,000    Illinois Educational Facilities Authority, Adjustable Demand Revenue
                Bonds, The University of Chicago, Series 1985, Conversion To A Fixed
                Interest Rate, 5.700%, 12/01/25                                                   Aa1     12/03 at 102    11,295,083
  4,210,000    Illinois Health Facilities Authority, Revenue Refunding Bonds, Series
                1987 (West Suburban Hospital Medical Center), Oak Park, Illinois,
                8.000%, 8/01/02                                                                     A      8/97 at 102     4,366,907
 10,000,000    Illinois Health Facilities Authority Revenue Refunding Bonds, Series
                1996A (Rush-Presbyterian-St. Luke's Medical Center Obligated
                Group), 6.250%, 11/15/20                                                          Aaa     11/06 at 102    10,416,600
 11,000,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1989B
                (ServantCor), 7.875%, 8/15/19 (Pre-refunded to 8/15/99)                           N/R      8/99 at 102    12,143,780
  7,905,000    Illinois Health Facilities Authority, Revenue Refunding Bonds, Series
                1989B (Riverside Medical Center), 6.750%, 11/01/15 (Pre-refunded
                to 11/01/99)                                                                        A     11/99 at 100     8,170,450
  5,000,000    Illinois Health Facilities Authority, Revenue Refunding Bonds, Series
                1989A (ServantCor), 7.875%, 8/15/19 (Pre-refunded to 8/15/99)                     N/R      8/99 at 102     5,519,900
  7,305,000    Illinois Housing Development Authority, Residential Mortgage Revenue
                Bonds, 1988 Series C, 8.100%, 2/01/22 (Alternative Minimum Tax)                    Aa      8/98 at 102     7,592,890
  3,000,000    City of Chicago, Cook County, Illinois, General Obligation Bonds,
                Project and Refunding Series 1987B, 9.200%, 1/01/05 (Pre-refunded
                to 7/01/97)                                                                         A      7/97 at 102     3,162,930
 11,800,000    Metropolitan Pier and Exposition Authority (Illinois), McCormick Place
                Expansion Project Bonds, Series 1992A, 6.500%, 6/15/27
                (Pre-refunded to 6/15/03)                                                      AAA(p)      6/03 at 102    13,187,326
  2,500,000    Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry,
                and Will Counties, Illinois, General Obligation Bonds, Series 1990A,
                7.200%, 11/01/20                                                                  Aaa     No Opt. Call     3,037,775
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA - 2.1%
  9,000,000    Indiana Health Facility Financing Authority, Hospital Revenue Refunding
                and Improvement Bonds, Series 1995 (Community Hospitals Projects),
                5.700%, 5/15/22                                                                   Aaa      5/06 at 102     8,839,440
  7,425,000    Fort Wayne International Airport Building Corporation, Airport
                Improvement Bonds, Series 1994, Fort Wayne, Indiana, 5.900%, 1/01/14
                (Alternative Minimum Tax)                                                          Aa      1/04 at 101     7,483,583
  3,215,000    Mooresville Consolidated School Building Corporation, First Mortgage
                Bonds, Series 1994B (Morgan County, Indiana), 6.400%, 7/15/15                    A(p)      1/04 at 102     3,375,300
------------------------------------------------------------------------------------------------------------------------------------
               IOWA - 0.9%
  5,000,000    Iowa Finance Authority, Single Family Mortgage Bonds, 1995 Series C,
                6.450%, 1/01/24                                                                   Aaa      1/05 at 102     5,172,700
  3,500,000    City of Marshalltown, Iowa, Pollution Control Revenue Refunding Bonds
                (Iowa Electric Light and Power Company Project), Series 1993,
                5.500%, 11/01/23                                                                  Aaa     11/03 at 102     3,392,410
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 1.4%
 10,000,000    Louisiana Public Facilities Authority, Extended Care Facilities Revenue
                Bonds (Comm-Care Corporation Project), Series 1994, 11.000%, 2/01/14              BBB     No Opt. Call    13,434,900
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 7.5%
               Massachusetts Bay Transportation Authority, General Transportation
                System Bonds, 1990 Series A:
  5,000,000     7.000%, 3/01/10 (Pre-refunded to 3/01/00)                                         Aaa      3/00 at 100     5,407,900
  3,500,000     7.625%, 3/01/15 (Pre-refunded to 3/01/00)                                         Aaa      3/00 at 102     3,913,385
  7,710,000    Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, Emerson Hospital Issue Series C, 8.000%, 7/01/18
                (Pre-refunded to 7/01/00)                                                         AAA      7/00 at 102     8,730,419


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               MASSACHUSETTS (CONTINUED)
$13,915,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                Capital Asset Program Issue, Series F, 7.300%, 10/01/18                           Aaa      4/00 at 102  $ 15,288,411
  2,480,000    Massachusetts Housing Finance Agency, Residential Housing Revenue
                Bonds, 1988 Series B, 8.100%, 8/01/23 (Alternative Minimum Tax)                  BBB+      8/99 at 102     2,604,298
 10,300,000    Massachusetts Industrial Finance Agency, Resource Recovery Revenue
                Bonds (SEMASS Project), Series 1991A, 9.000%, 7/01/15                             N/R      7/01 at 103    11,482,337
               Massachusetts Water Resources Authority, General Revenue Bonds, 1990
                Series A:
  8,770,000     7.625%, 4/01/14 (Pre-refunded to 4/01/00)                                         Aaa      4/00 at 102     9,823,452
 11,535,000     7.500%, 4/01/16 (Pre-refunded to 4/01/00)                                         Aaa      4/00 at 102    12,875,252
  1,000,000    City of Boston, Massachusetts, General Obligation Bonds, 1990 Series A,
                7.375%, 2/01/10 (Pre-refunded to 2/01/00)                                          A+      2/00 at 102     1,107,250
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN 0.9%
    100,000    Michigan State Hospital Finance Authority, Hospital Revenue and
                Refunding Bonds (Sisters of Mercy Health Corporation), Series E,
                10.500%, 7/01/14                                                                    A      1/97 at 100       100,447
               The Economic Development Corporation of the City of Lapeer, Limited
                Obligation Revenue Bonds (Lapeer Health Services Corporation
                Project), Series 1990:
  2,915,000     8.250%, 2/01/04 (Pre-refunded to 2/01/00)                                         BBB      2/00 at 102     3,278,326
  3,000,000     8.500%, 2/01/12 (Pre-refunded to 2/01/00)                                         BBB      2/00 at 102     3,416,520
  2,000,000     8.625%, 2/01/20 (Pre-refunded to 2/01/00)                                         BBB      2/00 at 102     2,271,400
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 2.4%
  8,415,000    Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                1990 Series A, 7.950%, 7/01/22 (Alternative Minimum Tax)                          AA+      7/00 at 102     8,911,148
               Minneapolis/Saint Paul Housing Finance Board, Single Family Mortgage
                Revenue Bonds (Minneapolis/Saint Paul Family Housing Program,
                Phase VIII), Series 1990A:
    840,000     7.750%, 8/01/10 (Alternative Minimum Tax)                                         AAA      2/00 at 102       885,226
  4,560,000     8.000%, 2/01/23 (Alternative Minimum Tax)                                         AAA      2/00 at 102     4,819,874
  3,455,000    Minneapolis Community Development Agency, Limited Tax Supported
                Development Revenue Bonds, Common Bond Fund Series 1988-1,
                8.750%, 12/01/17 (Alternative Minimum Tax)                                       BBB+     12/98 at 102     3,768,645
  2,130,000    Minneapolis Community Development Agency, Limited Tax Supported
                Development Revenue Bonds, Common Bond Fund Series 1988-3,
                8.500%, 12/01/08 (Alternative Minimum Tax)                                       BBB+     12/98 at 102     2,294,330
  2,520,000    Minneapolis Community Development Agency, Limited Tax Supported
                Development Revenue Bonds, Common Bond Fund Series 1989-1,
                8.250%, 6/01/19 (Alternative Minimum Tax)                                        BBB+     12/99 at 102     2,692,418
------------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI - 1.6%
  5,425,000    Coahoma-Clarksdale Housing Development Corporation, 1990
                Multifamily Mortgage Revenue Refunding Bonds (Gooden Estates and
                McLaurin Arms Projects), Series A and B, 8.000%, 8/01/24                          AAA      8/03 at 100     5,912,491
  2,715,000    Greenwood-Leflore Housing Development Corporation, 1990
                Multifamily Mortgage Revenue Refunding Bonds (Jones Apartment
                Projects), Series C, 7.950%, 8/01/22                                              AA-      6/02 at 100     2,842,442
  1,630,000    Greenwood-Leflore Housing Development Corporation, 1990
                Multifamily Mortgage Revenue Refunding Bonds (Ivory Apartment
                Project), Series D, 7.950%, 2/01/22                                               AA-      2/01 at 100     1,706,463
  1,715,000    Greenwood-Leflore Housing Development Corporation, 1990
                Multifamily Mortgage Revenue Refunding Bonds (McNeace Apartment
                Projects), Series A, 7.950%, 8/01/22                                              AA-      3/02 at 100     1,792,415
  2,670,000    Greenwood-Leflore Housing Development Corporation, 1990
                Multifamily Mortgage Revenue Refunding Bonds (Bishop Apartment
                Project), Series B, 7.950%, 8/01/22                                               AA-      8/01 at 100     2,807,879


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               MISSOURI - 0.3%
$ 2,500,000    Health and Educational Facilities Authority of the State of Missouri,
                Health Facilities Revenue Bonds (SSM Health Care Projects), Series
                1988A, 7.750%, 6/01/16 (Pre-refunded to 6/01/98)                                  Aaa      6/98 at 102   $ 2,687,850
------------------------------------------------------------------------------------------------------------------------------------
               MONTANA - 1.7%
 15,800,000    Montana Board of Housing, Single Family Program Bonds, 1995 Series B
                (Federally Insured or Guaranteed Mortgage Loan), 6.400%, 12/01/27
                (Alternative Minimum Tax)                                                         AA+     12/05 at 102    16,100,358
------------------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE - 1.8%
  3,180,000    Business Finance Authority of the State of New Hampshire, Water Facility
                Revenue Bonds (Pennichuck Water Works, Inc.-1994 Issue), Series A,
                6.350%, 12/01/19                                                                  Aaa     12/04 at 102     3,379,227
  2,020,000    Business Finance Authority of the State of New Hampshire, Water Facility
                Revenue Bonds (Pennichuck Water Works, Inc.-Series B),
                6.450%, 12/01/16 (Alternative Minimum Tax)                                        Aaa     12/04 at 102     2,176,005
  4,555,000    New Hampshire Housing Finance Authority, Single Family Residential
                Mortgage Bonds, 1990 Series A, 7.950%, 7/01/22 (Alternative
                Minimum Tax)                                                                       Aa      7/00 at 102     4,806,026
  6,275,000    New Hampshire Housing Finance Authority, Single Family Residential
                Mortgage Bonds, 1989 Series A, 7.900%, 7/01/22 (Alternative
                Minimum Tax)                                                                       Aa      7/99 at 102     6,617,741
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 0.8%
  1,000,000    New Jersey Housing and Mortgage Finance Agency, Relating to Its Home
                Buyer Revenue Bonds, 1993 Series G, 5.350%, 10/01/15                              Aaa     10/03 at 102       965,360
  6,000,000    New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991 C,
                6.500%, 1/01/16                                                                   Aaa     No Opt. Call     6,762,180
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 14.3%
  4,605,000    Dormitory Authority of the State of New York, United Health Services, Inc.,
                FHA-Insured Mortgage Revenue Bonds, Series 1989, 7.350%, 8/01/29                  AAA      2/00 at 102     4,967,091
 26,000,000    Dormitory Authority of the State of New York, City University System
                Consolidated Revenue Bonds, Series 1990A, 7.625%, 7/01/20
                (Pre-refunded to 7/01/00)                                                         Aaa      7/00 at 102    29,284,840
               Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990A:
 19,965,000     7.700%, 5/15/12 (Pre-refunded to 5/15/00)                                         Aaa      5/00 at 102    22,468,811
  7,250,000     6.500%, 5/15/19 (Pre-refunded to 5/15/00)                                         AAA      5/00 at 100     7,754,745
               New York State Housing Finance Agency, Health Facilities
                Revenue Bonds (New York City), 1990 Series A Refunding:
 18,815,000     8.000%, 11/01/08 (Pre-refunded to 11/01/00)                                       Aaa     11/00 at 102    21,579,676
  3,885,000     8.000%, 11/01/08                                                                 BBB+     11/00 at 102     4,350,812
  8,500,000    New York State Medical Care Facilities Finance Agency, Hospital and
                Nursing Home FHA-Insured Mortgage Revenue Bonds, 1988 Series C,
                7.600%, 2/15/08 (Pre-refunded to 8/15/98)                                         AAA      8/98 at 102     9,164,530
 20,000,000    New York State Medical Care Facilities Finance Agency, Hospital Insured
                Mortgage Revenue Bonds, 1987 Series A Refunding, 8.000%, 2/15/25
                (Pre-refunded to 8/15/97)                                                         Aaa      8/97 at 102    21,031,400
  5,000,000    New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt
                Hospital Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B,
                7.450%, 2/15/29 (Pre-refunded to 2/15/00)                                         Aaa      2/00 at 102     5,550,350
  8,000,000    The City of New York, General Obligation Bonds, Fiscal 1991 Series B,
                9.500%, 6/01/03                                                                  Baa1     No Opt. Call     9,736,960
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 1.4%
 13,500,000    North Carolina Eastern Municipal Power Agency, Power System Revenue
                Bonds, Refunding Series 1993 B, 5.500%, 1/01/17                                   Aaa      1/03 at 100    13,122,540


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               NORTH DAKOTA - 0.2%
$ 2,230,000    State of North Dakota (North Dakota Housing Finance Agency), Single
                Family Mortgage Program Bonds, 1986 Series A, 8.375%, 7/01/19
                (Alternative Minimum Tax)                                                          Aa      7/98 at 103   $ 2,345,046
------------------------------------------------------------------------------------------------------------------------------------
               OHIO - 1.9%
 15,080,000    Ohio Air Quality Development Authority, State of Ohio, Collateralized
                Pollution Control Revenue Refunding Bonds, Series 1992 (The
                Cleveland Electric Illuminating Company Project), 8.000%, 12/01/13                Aaa      6/02 at 103    17,802,091
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 1.7%
  1,570,000    Cleveland County Home Loan Authority (Oklahoma), Single Family
                Mortgage Revenue Refunding Bonds, Series 1992, 8.375%, 2/01/12                     A1      8/01 at 102     1,698,112
 13,570,000    Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Series 1991,
                7.600%, 12/01/30 (Alternative Minimum Tax)                                       Baa2      6/01 at 102    14,617,875
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 2.0%
  3,500,000    Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds,
                Issue 1993, 5.800%, 7/01/18                                                       Aaa      7/03 at 102     3,518,620
  2,300,000    Delaware River Port Authority, Revenue Bonds, Series of 1995,
                5.400%, 1/01/16                                                                   Aaa      1/06 at 102     2,252,781
  8,500,000    City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                Series 1993, 5.000%, 6/15/16                                                      Aaa      6/03 at 100     7,835,045
  4,745,000    Venango Housing Corporation, Multifamily Mortgage Revenue Refunding
                Bonds (FHA-Insured Mortgage/Evergreen Arbors Project), 1990 Series A,
                8.000%, 2/01/24                                                                   AAA     12/03 at 100     5,105,098
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 2.3%
  6,745,000    Rhode Island Housing and Mortgage Finance Corporation,
                Homeownership Opportunity Bonds, Series 2, 7.750%, 4/01/22                        AA+      4/00 at 102     7,133,849
  4,140,000    Rhode Island Housing and Mortgage Finance Corporation, Series 3-B
                Bonds, 8.050%, 4/01/22 (Alternative Minimum Tax)                                  AA+     10/00 at 102     4,357,681
  6,000,000    Rhode Island Convention Center Authority, Refunding Revenue Bonds,
                1993 Series C, 5.000%, 5/15/23                                                    Aaa      5/04 at 102     5,394,840
               The Housing Authority of the City of Providence, Rhode Island,
                Multifamily Mortgage Revenue Bonds (FHA Insured Mortgage
                Loan- Cathedral Square Apartments IIProject), 1992
                Series:
    435,000     7.375%, 4/01/10 (Alternative MinimumTax)                                          AAA      4/02 at 105       472,023
  1,060,000     7.400%, 4/01/20 (Alternative MinimumTax)                                          AAA      4/02 at 105     1,143,793
  3,050,000     7.500%, 10/01/32 (Alternative Minimum Tax)                                        AAA      4/02 at 105     3,289,974
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 3.6%
  5,000,000    South Carolina Public Service Authority, Revenue Bonds, 1993 Refunding
                Series C, 5.000%, 1/01/25                                                         Aaa      1/03 at 102     4,482,750
  3,500,000    Charleston County, South Carolina, Resource Recovery Revenue Bonds
                (Foster Wheeler Charleston Resource Recovery, Inc. Project),
                Series 1987 A, 9.000%, 1/01/05 (Alternative Minimum Tax)                            A      1/98 at 103     3,742,375
 17,890,000    Piedmont Municipal Power Agency (South Carolina), Electric Revenue
                Bonds, 1986 Refunding Series A, 7.250%, 1/01/22                                  Baa1  1/97 at 101 1/2    18,259,250
  7,250,000    Piedmont Municipal Power Agency (South Carolina), Electric Revenue
                Bonds, 1988 Refunding Series A, 7.000%, 1/01/19                                   Aaa      1/98 at 100     7,466,920
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE - 0.4%
  3,500,000    Tennessee Housing Development Agency, Mortgage Finance Program
                Bonds, 1994 Series A, 6.900%, 7/01/25 (Alternative MinimumTax)                     A1      7/04 at 102     3,673,145
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 6.9%
  8,000,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1990A,
                8.125%, 2/01/20 (Alternative Minimum Tax)                                        BBB+      2/00 at 102     8,781,680


  PRINCIPAL                                                                                      RAT-        OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**      VALUE

               TEXAS (CONTINUED)
$ 5,450,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1987A,
                9.875%, 10/01/17 (Alternative Minimum Tax)                                       BBB+     10/97 at 102   $ 5,797,819
  5,870,000    Brazos River Authority (Texas), Collateralized Pollution Control Revenue
                Bonds (Texas Utilities Electric Company Project), Series 1989A,
                8.250%, 1/01/19 (Alternative MinimumTax)                                         BBB+      1/99 at 102     6,333,613
  4,925,000    The Cameron County Housing Finance Corporation, Single Family
                Mortgage Revenue Refunding Bonds (GNMA and FNMA Mortgage-
                Backed Securities Program), Series 1992, 6.750%, 3/01/26                          AAA      9/02 at 103     5,164,552
  3,000,000    El Paso Housing Finance Corporation, Multifamily Housing Revenue
                Refunding Bonds (Las Flores Development Company Project), Series
                1990A, 7.500%, 3/20/25                                                            AAA      1/00 at 103     3,176,370
  6,000,000    Harris County, Texas, Health Facilities Development Corporation, Special
                Facilities Revenue Bonds (Texas Medical Center Project), Series 1990,
                7.375%, 5/15/20                                                                   Aaa      5/00 at 102     6,674,460
 10,000,000    Harris County Health Facilities Development Corporation, Special
                Facilities Revenue Bonds (Texas Medical Center Project), Series 1996,
                5.900%, 5/15/16                                                                   Aaa      5/06 at 102    10,162,900
               City of Houston, Texas Water Conveyance System Contract, Certificates of
                Participation, Series 1993 A-J:
  5,490,000     6.800%, 12/15/10                                                                  Aaa     No Opt. Call     6,274,466
  2,000,000     6.800%, 12/15/11                                                                  Aaa     No Opt. Call     2,287,820
  7,500,000    Sabine River Authority of Texas (Texas Utilities Electric Company Project),
                Series 1990A, 8.125%, 2/01/20 (Alternative Minimum Tax)                          BBB+      2/00 at 102     8,232,825
               The Wood GlenHousing Finance Corporation, Mortgage Revenue
                Refunding Bonds, Series 1990C (FHA Insured Mortgage
                Loan-Section 8 Assisted Copperwood IIProject):
  1,775,000     7.625%, 1/01/10                                                                   Aaa      1/00 at 103     1,896,748
  1,250,000     7.650%, 7/01/23                                                                   Aaa      1/00 at 103     1,328,050
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 1.2%
    725,000    Utah Housing Finance Agency, Single Family Mortgage Senior Bonds,
                1989 Issue B (Federally Insured or Guaranteed Mortgage Loans),
                8.250%, 7/01/21 (Alternative Minimum Tax)                                          AA      7/99 at 102       746,591
  6,465,000    Intermountain Power Agency (Utah), Power Supply Revenue Bonds, Series
                1987B, 7.200%, 7/01/19                                                             Aa      7/97 at 102     6,717,523
  4,000,000    Intermountain Power Agency, Power Supply Revenue Refunding Bonds,
                1996 Series D, 5.000%, 7/01/23                                                     Aa      7/06 at 102     3,595,520
------------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 0.8%
  8,130,000    Capital Region Airport Commission, Richmond (Virginia), International
                Airport Projects, Airport Revenue Bonds, Series 1995A, 5.625%, 7/01/20            Aaa      7/05 at 102     8,087,155
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 8.4%
  7,195,000    State of Washington, Various Purpose General Obligation Bonds, Series
                1991A, 6.000%, 3/01/16                                                             Aa      3/01 at 100     7,272,058
  3,000,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993A, 5.750%, 7/01/13                            Aa1      7/03 at 102     2,947,710
 11,135,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1989B, 7.250%, 7/01/15
                (Pre-refunded to 1/01/00)                                                         Aaa      1/00 at 102    12,268,431
               Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1989A:
  5,520,000     7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                         Aaa      7/99 at 102     6,063,830
  3,595,000     7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                         Aa1      7/99 at 102     3,952,990
 21,700,000    Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1990A, 7.375%, 7/01/12
                (Pre-refunded to 7/01/00)                                                         AAA      7/00 at 102    24,173,582
 11,340,000    Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1994 A, 5.000%, 7/01/09                           Aaa      7/04 at 102    10,777,081


  PRINCIPAL                                                                                      RAT-        OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**      VALUE

               WASHINGTON (CONTINUED)
$ 6,615,000    Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1989A, 7.250%, 7/01/16
                (Pre-refunded to 7/01/99)                                                         Aaa      7/99 at 102   $ 7,225,431
  5,000,000    Everett School District No. 2, Snohomish County, Washington, Unlimited
                Tax General Obligation Bonds, Series 1993, 6.200%, 12/01/12                       Aaa     12/03 at 102     5,296,800
------------------------------------------------------------------------------------------------------------------------------------
               WEST VIRGINIA - 0.3%
  2,580,000    West Virginia Housing Development Fund, Housing Finance Bonds, 1990
                Series A, 7.950%, 5/01/17 (Alternative Minimum Tax)                               Aa1     11/00 at 102     2,721,048
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 4.3%
 11,835,000    Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Series 1990 (Franciscan Health System, Inc. Project), 8.500%, 3/01/20
                (Pre-refunded to 3/01/00)                                                         Aaa      3/00 at 102    13,528,943
               Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Series 1996 (Aurora Medical Group, Inc. Project):
 10,000,000     5.600%, 11/15/16                                                                  Aaa      5/06 at 102     9,840,100
 15,000,000     5.750%, 11/15/25                                                                  Aaa      5/06 at 102    14,863,650
  3,000,000    Housing Authority of the City of Milwaukee, Wisconsin, Multifamily
                Housing Refunding Revenue Bonds, Series 1990 (FHA Insured
                Mortgage Loan-The Blatz Apartments Project), 7.500%, 12/01/28                      Aa      6/00 at 102     3,144,060
------------------------------------------------------------------------------------------------------------------------------------
               WYOMING - 0.3%
  3,000,000    Uinta County School District Number 1, State of Wyoming, General
                Obligation Refunding Bonds, Series 1987B, 8.625%, 6/01/08
                (Pre-refunded to 6/01/97)                                                         N/R      6/97 at 103     3,170,850
------------------------------------------------------------------------------------------------------------------------------------
$873,075,000   Total Investments - (cost $867,139,520) - 98.0%                                                           932,653,313
============------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.0%                                                                       19,002,207
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $951,655,520
====================================================================================================================================


                                                                                     NUMBER OF       MARKET       MARKET
                           STANDARD & POOR'S                      MOODY'S           SECURITIES        VALUE      PERCENT
  SUMMARY OF                              AAA                         Aaa               66       $539,963,526      58%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               26        147,808,589      16
  PORTFOLIO OF                             A+                          A1                5         35,335,007       4
  INVESTMENTS:                          A, A-                   A, A2, A3                9         44,391,091       5
                              BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               18        132,838,233      14
                                    Non-rated                   Non-rated                4         32,316,867       3
----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                128       $932,653,313      100%
======================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. (p) Rating is provisional. Aprovisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS

NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NMO)


  PRINCIPAL                                                                                     RAT-        OPT. CALL     MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*    PROVISIONS**      VALUE


               ALASKA - 1.6%
$ 3,980,000    Alaska Housing Finance Corporation, Insured Mortgage Program Bonds,
                1990 First Series, 7.800%, 12/01/30                                               Aa1     12/00 at 102   $ 4,049,292
 12,000,000    Alaska State Housing Finance Corporation, Governmental Purpose Bonds,
                1995 Series A, 5.875%, 12/01/30                                                   Aaa     12/05 at 102    11,955,480
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 0.2%
  2,265,000    Arkansas Development Finance Authority, Single Family Mortgage
                Revenue Refunding Bonds, 1991 Series A (FHA Insured or VA
                Guaranteed Mortgage Loans), 8.000%, 8/15/11                                        AA      8/01 at 103     2,446,834
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 9.9%
  6,500,000    California Health Facilities Financing Authority, Insured Revenue Bonds
                (Episcopal Homes Foundation Project), Series 1985B, 7.850%, 7/01/15                 A  1/97 at 101 1/2     6,635,330
  4,000,000    California Health Facilities Financing Authority, Insured Health Facilities
                Revenue Bonds (ValleyCare Hospital Corporation), 1989 Series A,
                7.000%, 5/01/20                                                                     A      5/00 at 102     4,274,000
  7,300,000    California Health Facilities Financing Authority, Insured Hospital Revenue
                Bonds (Children's Hospital-San Diego), Series 1990, 6.500%, 7/01/20               Aaa      7/00 at 102     7,972,914
  6,810,000    California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1993 Series C, 5.600%, 5/01/33                                      AA      5/03 at 102     6,490,543
 10,000,000    Certificates of Participation (1991 Financing Project), County of Alameda,
                California, Alameda County Public Facilities Corporation,
                6.000%, 9/01/21                                                                   Aaa      9/06 at 102    10,317,400
  8,745,000    Bell Community Redevelopment Agency, Bell Redevelopment Area 1994
                Tax Allocation Refunding Bonds, 6.350%, 11/01/23                                  Aaa     11/03 at 102     9,270,312
  5,000,000    The Community Redevelopment Agency of the City of Los Angeles,
                California, Central Business District Redevelopment Project Tax
                Allocation Refunding Bonds, Series G, 6.750%, 7/01/10                             BBB      7/97 at 102     5,105,500
 12,080,000    Department of Water and Power of The City of Los Angeles, California,
                Electric Plant Revenue Bonds, Issue of 1994, 5.375%, 2/15/34                       Aa      2/04 at 102    11,169,410
               Department of Water and Power of The City of Los Angeles (California),
                Electric Plant Revenue Bonds, Second Issue of 1993:
  6,000,000     4.750%, 10/15/20                                                                   Aa     10/03 at 102     5,158,560
  6,815,000     5.400%, 11/15/31                                                                   Aa     11/03 at 102     6,326,773
  6,000,000    Department of Water and Power of The City of Los Angeles, Water Works
                Refunding Revenue Bonds, Issue of 1992, 6.400%, 5/15/28                            Aa      5/01 at 102     6,286,980
               County of Orange, California, 1996 Recovery Certificates of Participation,
                Series A:
 13,000,000     5.875%, 7/01/19                                                                   Aaa      7/06 at 102    13,136,630
  1,450,000     6.000%, 7/01/26                                                                   Aaa      7/06 at 102     1,490,919
  5,870,000    Sacramento Municipal Utility District (California), Electric Revenue
                Refunding Bonds, 1993 Series G, 4.750%, 9/01/21                                   Aaa      9/03 at 100     5,088,057
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 4.7%
  3,865,000    Colorado Housing and Finance Authority, Single-Family Program Senior
                Bonds, 1990 Issue C (Federally Insured or Guaranteed Mortgage Loans),
                7.650%, 8/01/22 (Alternative Minimum Tax)                                          AA      8/00 at 102     4,048,665
               City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992C:
  1,200,000     5.950%, 11/15/98 (Alternative MinimumTax)                                         Baa     No Opt. Call     1,234,920
  7,625,000     6.750%, 11/15/22 (Alternative Minimum Tax)                                        Baa     11/02 at 102     7,909,031
 12,250,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991A, 8.000%, 11/15/25 (Alternative Minimum Tax)                          Baa     11/01 at 100    13,750,135
               City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1991D:
  4,700,000     7.400%, 11/15/01 (Alternative Minimum Tax)                                        Baa     No Opt. Call     5,172,726
  5,000,000     7.750%, 11/15/21 (Alternative Minimum Tax)                                        Baa     11/01 at 102     5,540,700
  5,000,000     7.000%, 11/15/25 (Alternative Minimum Tax)                                        Baa     11/01 at 100     5,251,000
  3,500,000    City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992B, 7.250%, 11/15/23 (Alternative Minimum Tax)                          Baa     11/02 at 102     3,772,370


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               DISTRICT OF COLUMBIA - 0.2%
$ 2,105,000    District of Columbia Housing Finance Agency, Collateralized Single
                Family Mortgage Revenue Bonds, Series 1990A, 8.100%, 12/01/23
                (Alternative Minimum Tax)                                                         AAA     12/00 at 102   $ 2,221,975
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 3.3%
               Orange County Housing Finance Authority, GNMA
                Collateralized Mortgage Revenue Refunding Bonds, 1990
                Series A:
  4,820,000     7.500%, 7/01/10                                                                   Aaa      7/00 at 103     5,124,576
 11,035,000     7.600%, 1/01/24                                                                   Aaa      7/00 at 103    11,734,288
 10,790,000    Palm Beach County Health Facilities Authority, Hospital Revenue
                Refunding Bonds, Series 1988 (JFK Medical Center, Inc. Projects),
                8.875%, 12/01/18 (Pre-refunded to 12/01/98)                                       N/R     12/98 at 102    11,942,695
  3,795,000    Housing Finance Authority of Palm Beach County, Florida, Single Family
                Mortgage Revenue Bonds, 1990 Series B, 7.600%, 3/01/23                            Aaa      9/00 at 103     4,031,239
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 2.2%
 17,000,000    Municipal Electric Authority of Georgia, Power Revenue Bonds, Series O,
                7.900%, 1/01/08                                                                     A      1/98 at 102    18,092,590
  4,000,000    Housing Authority of the City of Athens, Multi-Family Housing Revenue
                Bonds, Series 1985 (Oakwood Forest Apartments Project),
                8.125%, 12/01/05 (Mandatory put 12/01/97)                                        Baa1     No Opt. Call     4,087,120
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 7.1%
 15,000,000    Illinois Development Finance Authority, Revenue and Refunding Bonds,
                Series 1990A (Columbus-Cuneo-Cabrini Medical Center),
                8.500%, 2/01/15 (Pre-refunded to 2/01/00)                                         Baa      2/00 at 102    17,048,400
  5,210,000    Illinois Housing Development Authority, Section 8 Elderly Housing
                Revenue Bonds (Garden House of River Oaks West Development),
                Series 1992A, 6.875%, 1/01/20                                                       A      1/03 at 102     5,428,716
  2,135,000    Illinois Housing Development Authority, Section 8 Elderly Housing
                Revenue Bonds (Village Center Development), Series 1992C,
                6.600%, 3/01/07                                                                     A      3/03 at 102     2,256,503
  6,500,000    City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds, 1995
                Series A (The Peoples Gas Light & Coke Company Project),
                6.100%, 6/01/25                                                                   AA-      6/05 at 102     6,707,740
 21,725,000    City of Chicago, Chicago-O'Hare International Airport, International
                Terminal Special Revenue Bonds, Series 1990A, 7.500%, 1/01/17
                (Alternative Minimum Tax)                                                           A      1/00 at 102    23,497,326
  7,300,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility
                Revenue Bonds (American Airlines, Inc. Project), Series 1990A,
                7.875%, 11/01/25 (Alternative Minimum Tax)                                       Baa2     11/00 at 102     7,870,495
  4,000,000    Community College District No. 508, Cook County, Illinois, Certificates
                of Participation, 8.750%, 1/01/06                                                 Aaa     No Opt. Call     5,034,520
  2,790,000    City of Peoria, Peoria County, Illinois, City of Pekin, Tazewell and Peoria
                Counties, Illinois, and City of Waukegan, Lake County, Illinois, Jointly,
                GNMA Collateralized Mortgage Revenue Bonds, Series 1990,
                7.875%, 8/01/02 (Alternative Minimum Tax)                                         AAA      8/00 at 103     2,940,521
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA - 5.8%
 13,500,000    Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                Series 1990 (Bartholomew County Hospital District), 7.750%, 8/15/20               Aaa      8/00 at 103    15,277,410
  3,710,000    Indiana Housing Finance Authority, Single Family Mortgage Revenue
                Bonds (GNMA Collateralized Home Mortgage Program), 1990
                Series D, 7.800%, 1/01/22 (Alternative Minimum Tax)                               Aaa      7/00 at 102     3,818,109
 10,000,000    Indiana State Office Building Commission, Capitol Complex Revenue
                Bonds, Series 1990B (State Office Building I Facility), 7.250%, 7/01/12
                (Pre-refunded to 7/01/00)                                                         Aaa      7/00 at 102    11,130,400


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               INDIANA (CONTINUED)
               The Indianapolis Local Public Improvement Bond Bank, Series
                1992 D Bonds:
$ 3,750,000     6.750%, 2/01/20                                                                    A+      2/03 at 102   $ 4,051,200
  8,000,000     6.500%, 2/01/22                                                                    A+      2/98 at 100     8,108,480
  5,000,000    Columbus Multi-School Building Corporation, Bartholomew County,
                Indiana, First Mortgage Bonds, 7.600%, 1/15/14 (Pre-refunded
                to 1/15/01)                                                                       N/R      1/01 at 102     5,648,700
 10,080,000    The Trustees of Purdue University, Purdue University Student Fee Bonds,
                Series M, 6.100%, 7/01/17                                                          Aa      7/06 at 102    10,304,986
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 0.2%
  2,170,000    Kentucky Housing Corporation, Housing Revenue Bonds (FHA Insured/
                VAGuaranteed), 1990 Series C Bonds, 8.100%, 1/01/22 (Alternative
                Minimum Tax)                                                                      Aaa      7/00 at 102     2,291,672
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 0.6%
  5,410,000    East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), Series
                1990A, 7.875%, 8/01/23 (Alternative Minimum Tax)                                  Aaa      8/00 at 102     5,714,854
------------------------------------------------------------------------------------------------------------------------------------
               MAINE - 0.3%
  2,500,000    Maine State Housing Authority, Single-Family Mortgage Acquisition
                Bonds, 1991 Series 1, 7.150%, 11/01/21                                            Aa1     11/01 at 192     2,600,625
------------------------------------------------------------------------------------------------------------------------------------
               MARYLAND - 0.5%
  4,470,000    Community Development Administration, Department of Housing and
                Community Development, State of Maryland, Single Family Program
                Bonds, 1990 Fifth Series, 7.700%, 4/01/15 (Alternative Minimum Tax)                Aa      4/00 at 102     4,663,953
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 7.9%
               Massachusetts Bay Transportation Authority, General Transportation
                System Bonds, 1990 Series A:
  7,500,000     7.000%, 3/01/10 (Pre-refunded to 3/01/00)                                         Aaa      3/00 at 100     8,111,850
 10,800,000     7.625%, 3/01/15 (Pre-refunded to 3/01/00)                                         Aaa      3/00 at 102    12,075,588
               Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, Daughters of Charity National Health System-Carney Hospital
                Issue, Series C:
  4,200,000     7.500%, 7/01/05 (Pre-refunded to 7/01/00)                                         Aaa      7/00 at 102     4,703,916
 10,800,000     7.750%, 7/01/14                                                                   Aaa      7/00 at 102    12,186,180
  5,900,000    Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, New England Medical Center Hospitals Issue, Series F,
                6.625%, 7/01/25                                                                   Aaa      7/02 at 102     6,394,243
               Massachusetts Health and Educational Facilities Authority, Revenue
                Bonds, Goddard Memorial Hospital Issue, Series B:
  3,090,000     9.000%, 7/01/15 (Pre-refunded to 7/01/00)                                         Baa      7/00 at 102     3,601,055
  4,975,000     9.000%, 7/01/15                                                                   Baa      7/00 at 102     5,512,748
  3,385,000    Massachusetts Housing Finance Agency, Residential Housing Revenue
                Bonds, 1989 Series A, 8.200%, 8/01/27 (Alternative Minimum Tax)                  BBB+      8/99 at 102     3,574,391
               Massachusetts Water Resources Authority, General Revenue Bonds,
                1990 Series A:
  8,450,000     7.625%, 4/01/14 (Pre-refunded to 4/01/00)                                         Aaa      4/00 at 102     9,465,014
  6,615,000     7.500%, 4/01/16 (Pre-refunded to 4/01/00)                                         Aaa      4/00 at 102     7,383,597
  5,195,000     7.000%, 4/01/18                                                                   Aaa      4/00 at 102     5,716,994
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 2.3%
  8,500,000    Michigan State Hospital Finance Authority, Hospital Revenue and
                Refunding Bonds (Bay Medical Center), Series 1990A, 8.250%, 7/01/12              Baa1      7/00 at 102     9,111,065
  4,500,000    Michigan State Hospital Finance Authority, Hospital Revenue Bonds (The
                Detroit Medical Center Obligated Group), Series 1991A,
                7.500%, 8/15/11                                                                     A      8/01 at 102     4,934,295


 PRINCIPAL                                                                                        RAT-        OPT. CALL    MARKET
    AMOUNT     DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               MICHIGAN (CONTINUED)
$ 8,500,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds (Waste
                Management, Inc. Project), Series 1992, 6.625%, 12/01/12 (Alternative
                Minimum Tax)                                                                       A1     12/02 at 102   $ 9,179,235
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 2.4%
  3,625,000    Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                1990 Series A, 7.950%, 7/01/22 (Alternative Minimum Tax)                          AA+      7/00 at 102     3,838,730
  2,585,000    Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                1990 Series C, 7.700%, 7/01/14                                                    AA+      7/00 at 102     2,735,731
  2,965,000    The Dakota County Housing and Redevelopment Authority, The
                Washington County Housing and Redevelopment Authority and The
                Stearns County Housing and Redevelopment Authority, Single Family
                Residential Mortgage Revenue Bonds (GNMA), Series 1990,
                7.850%, 12/01/30 (Alternative Minimum Tax)                                        AAA     12/00 at 102     3,119,477
  8,845,000    City of Minneapolis, Minnesota and The Housing and Redevelopment
                Authority of The City of Saint Paul, Minnesota, Health Care System
                Revenue Bonds (Health One Obligated Group), Series 1990C,
                8.000%, 8/15/19 (Pre-refunded to 8/15/00)                                         Aaa      8/00 at 102    10,082,592
  3,825,000    The Housing and Redevelopment Authority of the City of Saint Paul,
                Minnesota, Sales Tax Revenue Refunding Bonds (Civic Center Project),
                Series 1996, 7.100%, 11/01/23                                                     Aaa     11/15 at 103     4,561,848
------------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI - 0.1%
  1,240,000    Mississippi Home Corporation, Single Family Senior Revenue Refunding
                Bonds, Series 1990A, 9.250%, 3/01/12                                              Aaa      9/00 at 103     1,339,014
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA - 1.6%
               Nevada Housing Division, Single Family Program Senior
                Bonds, 1990 Issue B (Federally Insured or Guaranteed
                Mortgage Loans):
  2,620,000     7.850%, 10/01/10 (Alternative Minimum Tax)                                         AA      4/00 at 102     2,752,755
  2,260,000     7.900%, 4/01/22 (Alternative Minimum Tax)                                          AA      4/00 at 102     2,377,497
  6,000,000    State of Nevada, General Obligation (Limited Tax), Bonds (Nevada
                Municipal Bond Bank Project No. 52), Series July 1, 1996A,
                6.000%, 5/15/21                                                                    Aa      5/06 at 101     6,095,820
  4,315,000    Airport Authority of Washoe County, Reno, Nevada, Airport Revenue
                Refunding Bonds, Series 1993B, 5.875%, 7/01/11                                    Aaa      7/03 at 102     4,395,216
------------------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 0.7%
  4,750,000    Pollution Control Financing Authority of Camden County (Camden
                County, New Jersey), Solid Waste Disposal and Resource Recovery
                System Revenue Bonds, Series 1991 C, 7.125%, 12/01/01 (Alternative
                Minimum Tax)                                                                     BBB+     No Opt. Call     4,868,180
  2,000,000    Pollution Control Financing Authority of Camden County (Camden
                County, New Jersey), Solid Waste Disposal and Resource Recovery
                System Revenue Bonds, Series 1991 D, 7.250%, 12/01/10                            BBB+     12/01 at 102     2,060,280
------------------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO - 1.1%
 10,105,000    New Mexico Mortgage Finance Authority, Single Family Mortgage
                Program Senior Bonds, 1990 Series A (Federally Insured or Guaranteed
                Mortgage Loans), 7.800%, 9/01/17                                                   AA      9/00 at 102    10,655,419
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 23.2%
  6,080,000    Dormitory of the State of New York, City University System Consolidated
                Second General Resolution Revenue Bonds, Series 1990C,
                9.250%, 7/01/99                                                                  Baa1     No Opt. Call     6,780,416
 15,000,000    Dormitory Authority of the State of New York, City University System
                Consolidated Second General Resolution Revenue Bonds, Series 1990D,
                8.750%, 7/01/03                                                                  Baa1     No Opt. Call    18,000,600


  PRINCIPAL                                                                                      RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                      INGS*     PROVISIONS**     VALUE

               NEW YORK (CONTINUED)
$10,000,000    Dormitory Authority of the State of New York, State University Educational
                Facilities, Revenue Bonds, Series 1989A, 7.125%, 5/15/17 (Pre-refunded
                to 5/15/99)                                                                       AAA      5/99 at 102  $ 10,884,500
  9,010,000    Dormitory Authority of the State of New York, State University Educational
                Facilities, Revenue Bonds, Series 1989B, 7.250%, 5/15/15 (Pre-refunded
                to 5/15/00)                                                                       Aaa      5/00 at 102    10,008,308
  4,500,000    New York State Energy Research and Development Authority, Gas
                Facilities Revenue Bonds, Series C (The Brooklyn Union Gas Company
                Project), 5.600%, 6/01/25 (Alternative Minimum Tax)                               Aaa      7/03 at 102     4,365,675
               New York State Housing Finance Agency, Health Facilities Revenue Bonds
                (New York City), 1990 Series ARefunding:
 16,580,000     8.000%, 11/01/08 (Pre-refunded to 11/01/00)                                       Aaa     11/00 at 102    19,016,265
  3,420,000     8.000%, 11/01/08                                                                 BBB+     11/00 at 102     3,830,058
 10,325,000    New York State Medical Care Facilities Finance Agency, Hospital and
                Nursing Home Insured Mortgage Revenue Bonds, 1987 Series A,
                8.000%, 2/15/27 (Pre-refunded to 8/15/97)                                          Aa      8/97 at 102    10,802,325
  9,860,000    New York State Medical Care Facilities Finance Agency, Albany Medical
                Center Hospital Project Revenue Bonds, 1987 Series A, 8.000%, 2/15/28             AAA      8/98 at 102    10,598,613
  7,200,000    New York State Medical Care Facilities Finance Agency, Hospital and
                Nursing Home FHA-Insured Mortgage Revenue Bonds, 1988 Series C,
                7.700%, 2/15/22 (Pre-refunded to 8/15/98)                                         AAA      8/98 at 102     7,775,208
               New York State Medical Care Facilities Finance Agency,
                Hospital Insured Mortgage Revenue Bonds, 1987 Series
                ARefunding:
  3,620,000     7.250%, 2/15/12                                                                    Aa      8/97 at 102     3,767,443
 16,520,000     8.000%, 2/15/25 (Pre-refunded to 8/15/97)                                         Aaa      8/97 at 102    17,371,936
  5,000,000    New York State Medical Care Facilities Finance Agency Health Center
                Projects Revenue Bonds (Secured Mortgage Program), 1995 Series A,
                6.375%, 11/15/19                                                                   Aa     11/05 at 102     5,254,750
  5,000,000    New York State Medical Care Facilities Finance Agency, Brookdale
                Hospital Medical Center Secured Hospital Revenue Bonds, 1995
                Series A, 6.850%, 2/15/17                                                         Baa      2/05 at 102     5,232,250
  7,150,000    New York State Thruway Authority, General Revenue Bonds, Series C,
                6.000%, 1/01/25                                                                   Aaa      1/05 at 102     7,338,117
 10,000,000    Municipal Assistance Corporation for the City of New York (APublic
                Benefit Corporation of the State of New York), Series 61 Bonds,
                6.875%, 7/01/07                                                                    Aa      7/97 at 102    10,385,700
  5,000,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series B,
                7.250%, 8/15/07                                                                  Baa1     No Opt. Call     5,573,550
  5,000,000    The City of New York, General Obligation Bonds, Fiscal 1993 Series C,
                6.500%, 8/01/07                                                                  Baa1  8/02 at 101 1/2     5,169,750
  6,750,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series F,
                6.625%, 2/15/25                                                                  Baa1      2/05 at 101     6,983,145
 10,000,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series G,
                5.750%, 2/01/20                                                                  Baa1  2/06 at 101 1/2     9,454,500
 21,715,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series I,
                5.875%, 3/15/18                                                                  Baa1  3/06 at 101 1/2    20,895,910
  5,180,000    New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18                       Aaa  6/02 at 101 1/2     5,176,426
               New York City Municipal Water Finance Authority (New York), Water
                and Sewer System Revenue Bonds, Fiscal 1991 Series A:
 12,875,000     7.500%, 6/15/19 (Pre-refunded to 6/15/00)                                         Aaa  6/00 at 101 1/2    14,378,028
  7,585,000     6.000%, 6/15/20 (Pre-refunded to 6/15/00)                                           A      6/00 at 100     7,967,360
  5,915,000     6.000%, 6/15/20                                                                     A      6/00 at 100     5,944,043
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 2.1%
 10,500,000    North Carolina Eastern Municipal Power Agency, Power System Revenue
                Bonds, Refunding Series 1991 A, 6.250%, 1/01/03                                  Baa1      1/02 at 102    10,973,130


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               NORTH CAROLINA (CONTINUED)
$ 4,990,000    North Carolina Housing Finance Agency, Single Family Revenue Bonds,
                Series-M (1985 Resolution), 7.850%, 9/01/28 (Alternative Minimum Tax)              Aa      3/00 at 102   $ 5,239,849
  5,000,000    North Carolina Municipal Power Agency Number 1, Catawba Electric
                Revenue Bonds, Series 1993, 5.250%, 1/01/09                                         A     No Opt. Call     4,799,850
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 1.7%
  3,225,000    Bryan County Economic Development Authority (Oklahoma), Single
                Family Mortgage Revenue Refunding Bonds, Series 1990 A,
                8.600%, 7/01/10                                                                  Baa1      7/00 at 102     3,415,759
  8,000,000    Trustees of the Tulsa Municipal Airport Trust, 1988 Adjustable Rate
                Revenue Obligations, 7.375%, 12/01/20 (Alternative Minimum Tax)                  Baa2     12/00 at 102     8,509,280
  5,000,000    Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Series 1991,
                7.600%, 12/01/30 (Alternative Minimum Tax)                                       Baa2      6/01 at 102     5,386,100
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 1.6%
  3,605,000    Allegheny County Residential Finance Authority, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), 1990
                Series M, 7.950%, 6/01/23 (Alternative Minimum Tax)                               Aaa      6/00 at 102     3,808,250
  9,000,000    City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                Series 1993, 10.000%, 6/15/05                                                     Aaa     No Opt. Call    12,123,540
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 1.8%
  5,000,000    Rhode Island Health and Educational Building Corporation, Higher
                Education Facility Revenue Bonds, Johnson & Wales University (Series
                1990), 8.375%, 4/01/20 (Pre-refunded to 4/01/00)                                  AAA      4/00 at 102     5,700,600
 11,720,000    Rhode Island Housing and Mortgage Finance Corporation, Homeownership
                Opportunity Bonds, Series 2, 7.750%, 4/01/22                                      AA+      4/00 at 102    12,395,658
------------------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 0.4%
  3,640,000    South Carolina Jobs-Economic Development Authority, Economic
                Development Revenue Bonds (Carolinas Hospital System Project), Series
                1992, 7.550%, 9/01/22 (Pre-refunded to 9/01/02)                                   N/R      9/02 at 102     4,232,301
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE - 0.4%
  3,435,000    Tennessee Housing Development Agency, Homeownership Program Bonds,
                Issue Q, 7.950%, 7/01/22 (Alternative Minimum Tax)                                 Aa      7/00 at 103     3,609,326
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 6.9%
  4,831,035    General Services Commission (an Agency of the State of Texas), as Lessee,
                Participation Interests, 7.500%, 9/01/22                                            A      9/97 at 102     4,893,983
  6,000,000    Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series
                1990 (American Airlines, Inc. Project), 7.500%, 12/01/29 (Alternative
                Minimum Tax)                                                                     Baa2     12/00 at 102     6,395,280
               Arlington Independent School District (Tarrant County, Texas), Unlimited
                Tax Refunding and Improvement Bonds, Series 1995:
 12,650,000     0.000%, 2/15/12                                                                   Aaa  2/05 at 67 5/16     5,198,265
 12,640,000     0.000%, 2/15/13                                                                   Aaa 2/05 at 62 15/16     4,829,997
 20,500,000    Dallas-Fort Worth International Airport Facility Improvement Corporation,
                American Airlines, Inc. Revenue Bonds, Series 1990, 7.500%, 11/01/25
                (Alternative Minimum Tax)                                                        Baa2     11/00 at 102    21,832,910
  4,025,000    El Paso Housing Finance Corporation, Single Family Mortgage Revenue
                Refunding Bonds, Series 1991A, 8.750%, 10/01/11                                     A      4/01 at 103     4,359,276
  4,000,000    City of Houston, Texas, Water and Sewer System Prior Lien Revenue Bonds,
                Series 1987, 8.125%, 12/01/17 (Pre-refunded to 12/01/97)                          Aaa     12/97 at 102     4,258,240
 15,130,000    Lubbock Health Facilities, Development Corporation, Hospital Revenue
                Bonds (Methodist Hospital, Lubbock, Texas), Series 1990,
                7.250%, 12/01/19 (Pre-refunded to 12/01/00)                                       Aaa     12/00 at 102    16,806,858


  PRINCIPAL                                                                                       RAT-        OPT. CALL    MARKET
     AMOUNT    DESCRIPTION                                                                       INGS*     PROVISIONS**     VALUE

               VIRGINIA - 1.1%
$ 4,000,000    Virginia Housing Development Authority, Commonwealth Mortgage
                Revenue Bonds, 1992 Series B Subseries B-4, 6.550%, 1/01/27
                (Alternative Minimum Tax)                                                         Aa1      1/02 at 102   $ 4,084,200
  2,000,000    Virginia Housing Development Authority, Multi-Family Housing Bonds,
                1992 Series D, 7.050%, 5/01/18                                                    AA+      5/02 at 102     2,122,880
  4,760,000    Industrial Development Authority of the County of Henrico, Virginia,
                Adjustable Rate Revenue Bonds (St. Mary's Hospital Project), Series
                1985C, 7.500%, 9/01/07                                                             A+      8/00 at 102     5,231,097
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 5.9%
  1,080,000    Washington Public Power Supply System, Nuclear Project No. 1 Revenue
                Bonds, 14.375%, 7/01/01                                                           Aaa     No Opt. Call     1,365,174
  5,430,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1990A, 7.600%, 7/01/05
                (Pre-refunded to 7/01/00)                                                         Aa1      7/00 at 102     6,107,555
  3,225,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1989B, 7.250%, 7/01/15
                (Pre-refunded to 1/01/00)                                                         Aaa      1/00 at 102     3,553,273
  3,030,000    Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1989A, 7.500%, 7/01/15
                (Pre-refunded to 7/01/99)                                                         Aaa      7/99 at 102     3,328,516
  9,775,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1991A, 6.875%, 7/01/17
                (Pre-refunded to 7/01/01)                                                         Aa1      7/01 at 102    10,845,851
               Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1990A:
  6,835,000     7.625%, 7/01/08 (Pre-refunded to 7/01/00)                                         AAA      7/00 at 102     7,671,262
 13,240,000     7.375%, 7/01/12 (Pre-refunded to 7/01/00)                                         AAA      7/00 at 102    14,749,228
  8,000,000    Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15                            Aa1      7/03 at 102     7,523,600
  3,650,000    Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1989B, 7.250%, 7/01/15
                (Pre-refunded to 1/01/00)                                                         Aaa      1/00 at 102     4,021,530
------------------------------------------------------------------------------------------------------------------------------------
$932,496,035   Total Investments - (cost $902,663,634) - 97.8%                                                           978,643,798
============------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.2%
$ 2,500,000    East Baton Rouge Parish (Exxon), Pollution Control Revenue Refunding,
                Variable Rate Demand Bonds, 3.600%, 3/01/22+                                     A-1+                      2,500,000
===========-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.0%                                                                       19,843,376
------------------------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $1,000,987,174
====================================================================================================================================


                                                                                     NUMBER OF      MARKET       MARKET
                           STANDARD & POOR'S                      MOODY'S           SECURITIES       VALUE       PERCENT
  SUMMARY OF                              AAA                         Aaa               54       $412,414,614      42%
  RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               30        180,849,450      18
  PORTFOLIO OF                             A+                          A1                4         26,570,012       3
  INVESTMENTS                            A,A-                   A, A2, A3               12         93,083,272      10
  (EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3               32        243,902,754      25
  TEMPORARY                         Non-rated                   Non-rated                3         21,823,696       2
  INVESTMENTS):
----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                                135       $978,643,798      100%
======================================================================================================================

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
                                                                     NPP              NMA               NMO
   ASSETS
   Investments in municipal securities, at
     market value (note 1)                                      $1,257,664,654    $932,653,313     $978,643,798
   Temporary investments in short-term municipal
     securities,
      at amortized cost (note 1)                                     4,500,000         --             2,500,000
   Cash                                                                 56,419       1,824,983           88,741
   Receivables:
      Interest                                                      28,095,599      20,334,116       20,876,443
      Investments sold                                               4,982,506       1,303,544        3,833,470
   Other assets                                                      1,514,154          24,521          143,365
                                                                 --------------    -----------   --------------
        Total assets                                             1,296,813,332     956,140,477    1,006,085,817
                                                                 --------------    -----------   --------------

   LIABILITIES
   Accrued expenses:
      Management fees (note 6)                                         673,202         501,506          527,424
      Other                                                            449,405         316,874          238,806
   Preferred share dividends payable                                    91,369          67,262          460,494
   Common share dividends payable                                    4,964,680       3,599,315        3,871,919
                                                                 --------------    -----------   --------------
        Total liabilities                                            6,178,656       4,484,957        5,098,643
                                                                 --------------    -----------   --------------
   Net assets (note 7)                                          $1,290,634,676    $951,655,520   $1,000,987,174
                                                                 ==============   ============   ==============

   Preferred shares, at liquidation value                       $  400,000,000    $300,000,000   $  300,000,000
                                                                 ==============   ============   ==============

   Preferred shares outstanding                                         16,000          12,000           12,000
                                                                 ==============   ============   ==============

   Common shares outstanding                                        59,103,336      42,097,246       44,762,071
                                                                 ==============   ============   ==============

   Netasset value per Common share outstanding (net
      assets less Preferred shares at liquidation value,
      divided by Common shares outstanding)                            $ 15.07        $  15.48          $ 15.66
                                                                 ==============   ============   ==============
   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Year ended October 31, 1996
                                                                        NPP             NMA            NMO
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                             $84,867,627     $61,735,371     $65,781,037
                                                                   -----------     -----------     -----------
   Expenses:
      Management fees (note 6)                                       7,941,978       5,922,243       6,238,908
      Preferred shares--auction fees                                 1,038,578         764,590         700,000
      Preferred shares--dividend disbursing agent fees                  50,355          55,137          35,000
      Shareholders' servicing agent fees and expenses                  269,220         155,425         178,067
      Custodian's fees and expenses                                    137,545         124,908         127,166
      Directors' fees and expenses (note 6)                             14,798           7,931           6,458
      Professional fees                                                 11,758          12,186          16,362
      Shareholders' reports--printing and mailing expenses             297,413         225,593         213,018
      Stock exchange listing fees                                       51,736          46,398          39,600
      Investor relations expense                                        86,706          66,424          71,696
      Other expenses                                                    58,705          46,636          47,684
                                                                   -----------     -----------     -----------
        Total expenses                                               9,958,792       7,427,471       7,673,959
                                                                   -----------     -----------     -----------
          Net investment income                                     74,908,835      54,307,900      58,107,078
                                                                   -----------     -----------     -----------

   REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS

   Net realized gain (loss) from investment transactions,
     net of taxes, if applicable (notes 1 and 3)                     2,029,380         692,280         (71,985)
   Net change in unrealized appreciation or depreciation
      of investments                                                (9,136,059)     (3,979,682)     (4,137,414)
                                                                   -----------     -----------     -----------
          Net gain (loss) from investments                          (7,106,679)     (3,287,402)     (4,209,399)
                                                                   -----------     -----------     -----------
   Net increase in net assets from operations                      $67,802,156     $51,020,498     $53,897,679
                                                                  ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
                                                                              NPP                             NMA

                                                                   Year ended      Year ended      Year ended      Year ended
                                                                    10/31/96        10/31/95        10/31/96        10/31/95
------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS
   Net investment income                                         $   74,908,835  $   77,153,445   $ 54,307,900    $ 55,876,222
   Net realized gain (loss) from investment transactions,
      net of taxes, if applicable (notes 1 and 3)                     2,029,380      (1,471,114)       692,280         208,379
   Net change in unrealized appreciation or depreciation
      of investments                                                 (9,136,059)     50,905,804     (3,979,682)     42,497,416
                                                                 --------------  --------------   ------------    ------------
      Net increase in net assets from operations                     67,802,156     126,588,135     51,020,498      98,582,017
                                                                 --------------  --------------   ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                         (61,281,808)    (63,115,341)   (44,096,312)    (45,761,387)
        Preferred shareholders                                      (14,648,674)    (16,186,207)   (10,731,591)    (11,898,209)
                                                                 --------------  --------------   ------------    ------------
      Decrease in net assets from distributions to shareholders     (75,930,482)    (79,301,548)   (54,827,903)    (57,659,596)
                                                                 --------------  --------------   ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to shareholders
      due to reinvestment of distributions                            8,959,163       1,880,388      1,185,921          --
                                                                 --------------  --------------   ------------    ------------
   Net increase in net assets derived from capital share
    transactions                                                      8,959,163       1,880,388      1,185,921          --
                                                                 --------------  --------------   ------------    ------------
        Net increase (decrease) in net assets                           830,837      49,166,975     (2,621,484)     40,922,421
   Net assets at beginning of year                                1,289,803,839   1,240,636,864    954,277,004     913,354,583
                                                                 --------------  --------------   ------------    ------------
   Net assets at end of year                                     $1,290,634,676  $1,289,803,839   $951,655,520    $954,277,004
                                                                 ==============  ==============   ============    ============

   Balance of undistributed net investment income at end of year  $   1,196,041   $   2,217,688    $ 1,056,091     $ 1,576,094
                                                                 ==============  ==============   ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
                                                                               NMO

                                                                   Year ended      Year ended
                                                                    10/31/96        10/31/95
------------------------------------------------------------------------------------------------
   OPERATIONS
   Net investment income                                         $  58,107,078  $   59,429,004
   Net realized gain (loss) from investment transactions,
      net of taxes, if applicable (notes 1 and 3)                      (71,985)        732,368
   Net change in unrealized appreciation or depreciation
      of investments                                                (4,137,414)     49,233,857
                                                                 --------------  --------------
      Net increase in net assets from operations                    53,897,679     109,395,229
                                                                 --------------  --------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                        (46,933,049)    (48,745,905)
        Preferred shareholders                                     (11,775,782)    (12,294,377)
                                                                 --------------  --------------
      Decrease in net assets from distributions to shareholders    (58,708,831)    (61,040,282)
                                                                 --------------  --------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to shareholders
      due to reinvestment of distributions                              --               --

                                                                 --------------  --------------
   Net increase in net assets derived from capital share
      transactions                                                      --               --

                                                                 --------------  --------------
        Net increase (decrease) in net assets                       (4,811,152)     48,354,947
   Net assets at beginning of year                               1,005,798,326     957,443,379
                                                                 --------------  --------------
   Net assets at end of year                                    $1,000,987,174  $1,005,798,326
                                                                 ==============  ==============

   Balance of undistributed net investment income at
     end of year                                                 $   1,065,866   $   1,667,618
                                                                 ==============  ==============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS



                            1. GENERAL INFORMATION AND SIGNIFICANT
                            ACCOUNTING POLICIES

                            At October 31, 1996, the National Funds (the
                            "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Performance Plus Municipal Fund, Inc.
                            (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA) and Nuveen Municipal Market Opportunity Fund, Inc.
                            (NMO).

                            Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                            The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation        Portfolio securities for which market
                            quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions     Securities transactions are recorded on a trade
                            date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                            The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments.
                            At October 31, 1996, there were no such purchase commitments in any of the Funds.

Interest Income             Interest income is determined on the basis
                            of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes        The Funds intend to comply with the requirements of
                            the Internal Revenue Code applicable to
                            regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for NPP and $.01 per Common share for NMA and NMO. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All regular monthly income dividends paid during the year ended October
                            31, 1996, have been designated Exempt Interest
                            Dividends which are exempt from regular federal personal income tax. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and               Tax-exempt net investment income is declared as a
Distributions to            dividend monthly and payment is made or reinvestment
Shareholders                is credited to shareholder accounts after month-end.
                            Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                            Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                            Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares            The Funds have issued and outstanding $25,000 stated
                            value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent, except for NMO Series
                            T which has lengthened its current dividend period from seven days to five years. The number of shares outstanding, by Series and in total, for each of the Funds were as follows:


                                                                       NPP             NMA             NMO
------------------------------------------------------------------------------------------------------------
   Number of shares:
      Series M                                                        4,000           3,000           4,000
      Series T                                                        4,000           3,000           4,000
      Series W                                                        4,000           3,000            --
      Series F                                                        4,000           3,000           4,000
                                                                     ------          ------          ------

   Total                                                             16,000          12,000          12,000
                                                                     ======          ======          ======


Derivative Financial        In October 1994, the Financial Accounting Standards
Instruments                 Board (FASB) issued Statement of Financial
                            Accounting Standards No. 119, Disclosure about
                            Derivative Financial Instruments and Fair Value of
                            Financial Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended
                            October 31, 1996.

Use of Estimates            The preparation of financial statements in
                            conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                            2. FUND SHARES
                            Transactions in Common shares were as follows:

                                                                              NPP                             NMA
                                                                   Year ended      Year ended      Year ended      Year ended
                                                                    10/31/96        10/31/95        10/31/96        10/31/95
-----------------------------------------------------------------------------------------------------------------------------
   Shares issued to shareholders due to reinvestment of
     distributions                                                   586,309         124,648         75,777            --
                                                                     =======         =======         ======          ======

                                                                              NMO
                                                                   Year ended      Year ended
                                                                    10/31/96        10/31/95
---------------------------------------------------------------------------------------------
   Shares issued to shareholders due to reinvestment of
     distributions                                                     --               --
                                                                     ======          ======



                            3. SECURITIES TRANSACTIONS

                            Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended October 31, 1996, were as follows:

                                                                      NPP             NMA             NMO
   PURCHASES
   Investments in municipal securities                            $200,643,781    $143,291,961    $184,683,833
   Temporary municipal investments                                 165,000,000     122,950,000      74,705,000

   SALES AND MATURITIES
   Investments in municipal securities                             186,487,814     121,759,213     188,289,433
   Temporary municipal investments                                 169,100,000     129,150,000      73,505,000
                                                                  ============    ============    ============


                            At October 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                            At October 31, 1996, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                                       NPP             NMA             NMO
------------------------------------------------------------------------------------------------------------
   Expiration year:
      2001                                                         $5,432,752      $1,784,239         $--
      2002                                                             --             501,699        202,503
      2003                                                          1,471,114          --              --
      2004                                                             --              --             64,791
                                                                   ----------      ----------       --------

   Total                                                           $6,903,866      $2,285,938       $267,294
                                                                   ==========      ==========       ========


                            4. DISTRIBUTIONS TO COMMON SHAREHOLDERS

                            On November 1, 1996, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid December 2, 1996, to shareholders of record on November 15, 1996, as follows:

                                                                       NPP             NMA             NMO
-----------------------------------------------------------------------------------------------------------
   Dividend per share                                                $.0840          $.0855          $.0865
                                                                     ======          ======          ======



                            5. UNREALIZED APPRECIATION (DEPRECIATION)

                            Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1996, were as follows:

                                                                       NPP             NMA             NMO
--------------------------------------------------------------------------------------------------------------
   Gross unrealized:

      Appreciation                                                 $71,662,341     $66,405,020     $76,498,450
      Depreciation                                                    (882,398)       (891,227)       (518,286)
                                                                    ----------      ----------     -----------
   Net unrealized appreciation                                     $70,779,943     $65,513,793     $75,980,164
                                                                   ===========     ===========    ============


                            6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                            WITH AFFILIATES

                            Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   AVERAGE DAILY NET ASSET VALUE           MANAGEMENT FEE
   For the first $125,000,000                .65 of 1%
   For the next $125,000,000               .6375 of 1
   For the next $250,000,000                .625 of 1
   For the next $500,000,000               .6125 of 1
   For the next $1,000,000,000                .6 of 1
   For net assets over $2,000,000,000      .5875 of 1


   The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                            7. COMPOSITION OF NET ASSETS At October 31, 1996, net assets consisted of:


                                                                        NPP           NMA            NMO
   Preferred shares, $25,000 stated value per share,
      at liquidation value                                       $  400,000,000   $300,000,000    $300,000,000
   Common shares, $.01 par value per share                              591,033        420,972         447,621
   Paid-in surplus                                                  824,971,525    586,950,602     623,760,817
   Balance of undistributed net investment income                     1,196,041      1,056,091       1,065,866
   Accumulated net realized gain (loss) from investment
      transactions                                                   (6,903,866)    (2,285,938)       (267,294)
   Net unrealized appreciation of investments                        70,779,943     65,513,793      75,980,164
                                                                 --------------   ------------   --------------
      Net assets                                                 $1,290,634,676   $951,655,520  $1,000,987,174
                                                                 ==============   ============   ==============

   Authorized shares:
      Common                                                        200,000,000    200,000,000     200,000,000
      Preferred                                                       1,000,000      1,000,000       1,000,000
                                                                 ==============   ============   ==============


                            8. INVESTMENT COMPOSITION

                            Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                                       NPP            NMA              NMO
   Revenue Bonds:
     Housing Facilities                                                 23%            15%             17%
     Health Care Facilities                                              3             11               9
     Electric Utilities                                                 10             10               7
     Pollution Control Facilities                                       10              8               7
     Transportation                                                      3              4               8
     Educational Facilities                                              3              4               3
     Water / Sewer Facilities                                            1              3               4
     Lease Rental Facilities                                             2              1               4
     Other                                                               7              3               5
   General Obligation Bonds                                              6              4               7
   Escrowed Bonds                                                       32             37              29
                                                                      -----           -----           -----
                                                                       100%           100%            100%
                                                                      =====           ====-           =====

                            Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (49% for NPP, 60% for NMA and 43% for NMO). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                            All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                            For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         Dividends from tax-exempt
                                        Operating performance            net investment income

                                                     Net
                                                     realized and
                        Net asset                    unrealized
                        value           Net          gain (loss)
                        beginning       investment   from             To Common          To Preferred
                        of period       income       investments**    shareholders       shareholders++

NPP
Year ended 10/31,
         1996           $15.210         $1.272       $ (.122)         $(1.041)           $(.249)
         1995            14.400          1.320          .847           (1.080)            (.277)
         1994            15.950          1.324        (1.529)          (1.102)            (.243)
         1993            14.930          1.359         1.074           (1.203)            (.210)
5 mos. ended
         10/31/1992      14.960           .574         (.067)           (.455)            (.082)
Year ended 5/31,
         1992            14.280          1.395          .608            (1.042)           (.281)
         1991            13.680          1.387          .628            (1.025)           (.390)
6/22/89 to
         5/31/90         14.050          1.120         (.274)            (.788)           (.265)

NMA
Year ended 10/31,
         1996            15.570          1.291         (.077)           (1.049)           (.255)
         1995            14.600          1.330         1.012            (1.089)           (.283)
         1994            16.380          1.333        (1.764)           (1.125)           (.224)
         1993            15.130          1.392         1.349            (1.254)           (.211)
         1992            14.950          1.447          .126            (1.130)           (.239)
         1991            13.780          1.458         1.165            (1.098)           (.355)
12/19/89 to
         10/31/90        14.050          1.088         (.168)            (.716)           (.287)


                       Distributions from capital gains

                                                          Organization                    Per
                                                          and offering                    Common
                                                          costs and                       share
                                                          Preferred share  Net asset      market
                          To Common      To Preferred     underwriting     value end      value end
                          shareholders   shareholders++   discounts        of period      of period


NPP
Year ended 10/31,
         1996             $ --           $ --             $ --             $15.070       $15.125
         1995               --             --               --              15.210        15.250
         1994               --             --               --              14.400        13.375
         1993               --             --               --              15.950        16.625
5 mos. ended
         10/31/1992         --             --               --              14.930        15.000
Year ended 5/31,
         1992               --             --               --              14.960        15.000
         1991               --             --               --              14.280        14.625
6/22/89 to
         5/31/90            --             --             (.163)            13.680        14.000

NMA
Year ended 10/31,
         1996               --             --               --              15.480        15.125
         1995               --             --               --              15.570        15.125
         1994               --             --               --              14.600        13.500
         1993             (.022)         (.004)             --              16.380        17.000
         1992             (.018)         (.006)             --              15.130        15.250
         1991               --             --               --              14.950        15.750
12/19/89 to
         10/31/90           --             --             (.187)            13.780        13.875


                                                                       Ratios/Supplemental data

                                                                                        Ratio
                        Total                                                           of net
                        investment     Total                           Ratio of         investment
                        return         return         Net assets       expenses to      income               Portfolio
                        on market      on net asset   end of period    average net      to average           turnover
                        value+         value+         (in thousands)   assets***        net assets***        rate

NPP
Year ended 10/31,
         1996            6.17%          6.15%        $1,290,635        .78%             5.83%                15%
         1995           22.77          13.58          1,289,804        .78              6.08                  7
         1994          (13.56)         (2.92)         1,240,637        .79              6.01                 12
         1993           19.30          15.42          1,325,150        .76              6.04                  4
5 mos. ended
         10/31/1992      2.94           2.81          1,254,800        .74*             6.16*                 5
Year ended 5/31,
         1992            9.94          12.50          1,252,009        .74              6.44                  5
         1991           12.30          12.42          1,204,809        .75              6.63                 14
6/22/89 to
         5/31/90       (1.45)           3.07          1,166,027        .71*             6.57*                22

NMA
Year ended 10/31,
         1996           7.04           6.37           951,656          .78              5.72                 13
         1995          20.69          14.62           954,277          .78              5.98                  4
         1994         (14.66)         (4.16)          913,355          .79              5.88                 10
         1993          20.38          17.34           983,557          .77              6.03                 13
         1992           4.04           9.15           923,426          .75              6.44                  7
         1991          22.06          17.06           909,345          .76              6.70                  5
12/19/89 to
         10/31/90      (2.80)          3.25           856,867          .75*             6.65*                 2

See notes on page 54.


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          Dividends from tax-exempt
                                      Operating performance               net investment income

                                                    Net
                                                    realized and
                        Net asset                   unrealized
                        value         Net           gain (loss)
                        beginning     investment    from               To Common          To Preferred
                        of period     income        investments**      shareholders       shareholders++

NMO
Year ended 10/31,
         1996           $15.770       $1.298        $ (.096)           $(1.049)           $(.263)
         1995            14.690        1.328          1.116             (1.089)            (.275)
         1994            16.580        1.334         (1.825)            (1.125)            (.229)
         1993            15.370        1.386          1.279             (1.228)            (.207)
         1992            15.160        1.424           .170             (1.138)            (.228)
         1991            13.980        1.442          1.179             (1.104)            (.337)
3/21/90 to
         10/31/90        14.050         .718           .034              (.450)            (.184)


                     Distributions from capital gains

                                                       Organization                     Per
                                                       and offering                     Common
                                                       costs and                        share
                                                       Preferred share    Net asset     market
                        To Common     To Preferred     underwriting       value end     value end
                        shareholders  shareholders++   discounts          of period     of period

NMO
Year ended 10/31,
         1996           $ --          $ --             $ --               $15.660      $15.250
         1995             --            --               --                15.770       15.000
         1994           (.039)        (.006)             --                14.690       13.250
         1993           (.017)        (.003)             --                16.580       17.250
         1992           (.014)        (.004)             --                15.370       15.375
         1991             --            --               --                15.160       16.000
3/21/90 to
         10/31/90         --            --             (.188)              13.980       13.750


                                                                       Ratios/Supplemental data

                                                                                      Ratio
                        Total                                                         of net
                        investment    Total                            Ratio of       investment
                        return        return         Net assets        expenses to    income                Portfolio
                        on market     on net asset   end of period     average net    to average            turnover
                        value+        value+         (in thousands)    assets***      net assets***         rate

NMO
Year ended 10/31,
         1996            8.82%         6.15%          $1,000,987         .77%           5.81%                 19%
         1995           21.98         15.30            1,005,798         .76            6.04                  13
         1994          (17.27)        (4.57)             957,443         .78            5.96                  18
         1993           20.86         16.53            1,037,592         .76            6.05                  13
         1992            3.17          9.24              975,368         .74            6.40                   5
         1991           25.17         16.98              958,781         .75            6.70                   7
3/21/90 to
         10/31/90       (5.43)         2.74              901,754         .73*           6.31*                  1

* Annualized.

** Net of taxes, if applicable (note 1).

*** Ratios do not reflect the effect of dividend payments to Preferred shareholders.

+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

++ The amounts shown are based on Common share equivalents.

REPORT OF INDEPENDENT AUDITORS

                            The Board of Directors and Shareholders
                            Nuveen Performance Plus Municipal Fund, Inc.
                            Nuveen Municipal Advantage Fund, Inc.
                            Nuveen Municipal Market Opportunity Fund, Inc.

                            We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc. and Nuveen Municipal Market Opportunity Fund, Inc. as of October 31, 1996, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc. and Nuveen Municipal Market Opportunity Fund, Inc. at October 31, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                            ERNST & YOUNG LLP
                            Chicago, Illinois
                            December 13, 1996

Build your wealth
automatically

Photographic image of Customer Service Rep at Nuveen.

Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to add to your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.

NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly your bank or brokerage account.

  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.

  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

  The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at 1.800.257.8787.

Photographic image of Customer Service Rep at Nuveen.

"When it comes to financial planning, your investment adviser knows your situation best. Nuveen is pleased to provide the account information you and your adviser need to plan effectively."

Photographic image of Customer Service Rep at Nuveen.

"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Photographic image of Customer Service Rep at Nuveen.

"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."

More than just a number
If you've ever called our toll-free customer service line, you've spoken with one of Nuveen's customer service representatives. These reps are ready to assist you with answers to your questions about current account balances, yields, and previous transactions on your accounts. They can also supply additional information about any of Nuveen's tax-free unit trusts and mutual funds.

If you have a question about your account, or whenever you need help, just call 800.257.8787. Our customer service reps are available Monday through Friday from 8:00 a.m. to 8:00 p.m. Eastern time.

Photographic image of woman seated and man standing behind her representing Nuveen investors.

Your
investment partner

Photographic image of John Nuveen, Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois
60606-1286

FAN-2-10.96